As filed with the Securities and Exchange Commission on March 2,  2018
Securities Act File No. 333-_____
Investment Company Act File No. 811- ___________
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[✓]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. __	[ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[✓]

Amendment No. __	[ ]

SCS INSURANCE OPPORTUNITIES FUND
(Exact Name of Registrant as Specified in Charter)
38 South Potomac Street, Suite 203
Hagerstown, Maryland 21740
(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, including Area Code:  301-665-9038
The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE  19801
 (Name and Address of Agent for Service)

Copies of all communications to:

Joseph M. Lucosky, Esq. Steven A. Lipstein, Esq. Lucosky Brookman LLP 101 Wood Avenue South, 5th Floor Woodbridge, New Jersey 08830 Telephone: (732) 395-4400 Facsimile: (732) 395-4401	David E. Danovitch, Esq. John H. Riley, Esq. Robinson Brog Leinwand Greene Genovese & Gluck, P.C. 875 Third Avenue New York, New York 10022 Telephone: (212) 603-6300 Facsimile: (212) 956-2164

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ✓ ]
It is proposed that this filing will become effective (check appropriate box):
[   ] when declared effective pursuant to Section 8(c)
The following boxes should only be included and completed if the registrant is a registered closed-end management investment company or business development company which makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act and is making this filing in accordance with Rule 486 under the Securities Act.
[   ] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)
[   ] on (date) pursuant to paragraph (a)

If appropriate, check the following box:
[   ]  This [post-effective] amendment designates a new effective date for a previously filed [post effective amendment] [registration statement].
[   ]  This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is ____________.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Shares of Beneficial Interest	[●] Shares	[●]	$1,000,000	$124.50

______________________
(1) Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) of the Securities Act of 1933.
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PROSPECTUS
SCS INSURANCE OPPORTUNITIES FUND
Common Shares of Beneficial Interest
____________
SCS Insurance Opportunities Fund (the "Fund") is a newly-organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.  Sentinel Capital Solutions, Inc. will serve as the Fund's investment adviser (the "Advisor").

The Fund's investment objective is to seek capital appreciation (with a target yield of 5.0%) while providing a small to moderate level of current income.  The Fund pursues its investment objective by investing, through brokers, primarily in a combination of life insurance policy assets and certain guaranteed interval payments.  The guaranteed interval payments which the Fund plans to pursue include annuities, lottery payments, and structured settlements.  There is no assurance that the Fund will achieve its investment objective.

This Prospectus (the "Prospectus") sets forth concisely the information about the Fund that you should know before deciding whether to invest in the Fund's shares, and you should retain this Prospectus for future reference.  A Statement of Additional Information, dated [●], 2018 (the "SAI"), and other materials containing additional information about the Fund, have been filed with the Securities and Exchange Commission (the "SEC").  The SAI is incorporated by reference in its entirety into this Prospectus, which means it is considered to be part of this Prospectus.  You may request a free copy of the SAI, the table of contents of which is on page [●] of this Prospectus, and other information filed with the SEC, by calling [toll free] [●] or by writing to the Fund c/o [●].  The Fund will file annual and semi-annual shareholder reports and other information with the SEC.  To obtain this information or the Fund's SAI electronically, please visit the Fund's web site (www. [●].com) or call toll free [●].  You may also call this number to request additional information or to make other inquiries pertaining to the Fund.  You may also obtain a copy of any information regarding the Fund filed with the SEC from the SEC's web site (http://www.sec.gov).

Because the Fund is newly organized, the shares of the Fund's common shares of beneficial interest ("Shares") have no history of public trading. Common stock of closed-end funds frequently trades at prices lower than net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their Shares in a relatively short period after the completion of this initial public offering. It is expected that the Shares will be approved for listing on the [●], subject to notice of issuance. The trading or ticker symbol of the Shares is expected to be "[●]."

Investing in the Shares involves risks.  See "Risk Factors" on page [●] of this Prospectus.

Price to Public(1)	Offering Expenses	Sales Load	Proceeds to the Fund(2)
Per Share	$[●]	$[●]	$[●]
Total Minimum	$[●]	$[●]	$[●]
Total Maximum	$[●]	$[●]	$[●]

(1) The minimum investment by an investor in the Fund is [●], which stated minimum may be reduced for certain investors.  This offering is being conducted on a best efforts basis.  The offering is anticipated to have an initial closing on [●], 2018, followed by bi-monthly closings (each a "Bi-Monthly Closing") until the earlier of [●], 2018 or the date on which all shares offered herein have been sold. Shares may be purchased twice per month, each, a "Bi-Monthly Closing." The Fund will accept purchases of shares as of each Bi-Monthly Closing. The Fund will not issue shares purchased (and an investor does not become a shareholder with respect to such shares) until the applicable Bi-Monthly Closing. Consequently, purchase proceeds do not represent capital of the Fund, and do not become assets of the Fund, until the date of the applicable Bi-Monthly Closing.

(2) Organizational and offering expenses are not expected to exceed $[●].  Organizational expenses of approximately $[●] will be borne by the Advisor.  The net proceeds to the Fund after the imposition of the sales load and payment of the estimated offering expenses of $[●] would be approximately $[●].

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.
____________
Alexander Capital L.P.

Prospectus dated [●], 2018.

Securities Offered.  The Fund is offering to sell, under the terms of this Prospectus, [●] common shares of beneficial interest in the Fund ("Shares") through Alexander Capital, L.P.  (the "Placement Agent").  The Placement Agent is not required to sell any specific number or dollar amount of Shares but will use its best efforts to sell Shares.  Pursuant to the terms of the placement agency agreement between the Fund and the Placement Agent, the Placement Agent may retain unaffiliated brokers or dealers to act as selling agents ("Selling Agents") to assist in the distribution of Shares.  The Fund reserves the right to withdraw, cancel, suspend or modify the offering of Shares at any time.  The Fund is offering up to [●] Shares at $[●] per Share, (the "Offering").  See "Plan of Distribution" herein.   Investors will receive written or electronic confirmation of each transaction and regular reports showing account balances.  A prospective investor may rescind a purchase order for shares at any time prior to the close of the Offering.
Investment Advisor.  Sentinel Capital Solutions, Inc., (the "Advisor") serves as the Fund's investment adviser.  The Advisor is a Maryland corporation located at 38 South Potomac Street, Suite 203, Hagerstown, Maryland 21740.  For additional information regarding the Advisor, see "Management of the Fund" herein.
Investment Portfolio.  The Fund's investment portfolio will be comprised primarily of a combination of life insurance policy assets and certain guaranteed interval payments.  The guaranteed interval payments which the Fund plans to pursue include annuities, lottery payments, and structured settlements.   Because the Fund will be required to make ongoing premium payments for certain life insurance policies it purchases, and the Fund will incur operating and other expenses, the Fund will endeavor, under normal circumstances, to maintain liquid assets sufficient to meet estimated future premium and other expense payments.  Accordingly, a portion of the Fund's net assets may be comprised of permissible debt securities as determined by the Advisor in its discretion.  Depending upon a number of factors, a significant portion of the Fund's net assets may be invested in debt securities at any point in time.
Management Fees.  The Fund will pay the Advisor an annual investment management fee of 1.00% of the Fund's average daily net assets.

You should rely only on the information contained or incorporated by reference in this Prospectus.  The Fund has not authorized anyone to provide you with different or inconsistent information.  The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.  The information contained in this Prospectus is accurate only as of the date of this Prospectus.  The Fund will amend this Prospectus if, during the period this Prospectus is required to be delivered, there are any material changes to the facts stated in this Prospectus subsequent to the date of this Prospectus.
TABLE OF CONTENTS

PROSPECTUS SUMMARY	1
SUMMARY OF FUND EXPENSES	17
THE FUND	18
USE OF PROCEEDS	18
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES	19
RISK FACTORS	26
FUND PERFORMANCE	37
MANAGEMENT OF THE FUND	37
FEES AND EXPENSES	39
PLAN OF DISTRIBUTION	41
DESCRIPTION OF CAPITAL STRUCTURE	44
DETERMINATION OF NET ASSET VALUE	45
REPORTS TO SHAREHOLDERS	48
DISTRIBUTIONS AND TAXES	48
LEGAL COUNSEL	50
ADDITIONAL INFORMATION	50
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	51
PRIVACY NOTICE	51

PROSPECTUS SUMMARY
In making an investment decision, an investor must rely upon the investor's own examination of SCS Insurance Opportunities Fund (the "Fund") and the terms of the offering (the "Offering"), including the merits and risks involved in acquiring common shares of beneficial interest ("Shares") in the Fund. This is only a summary of information to consider before investing and this summary is qualified in its entirety by the more detailed information that follows elsewhere in this prospectus (the "Prospectus").  An investor should review the entire Prospectus and Statement of Additional Information ("SAI"), available upon request, before making a decision to purchase Shares of the Fund.

The Fund	The Fund is a newly-organized Delaware statutory trust that is registered under the 1940 Act, as a non-diversified, closed-end management investment company.
The Offering
This is a continuous offering of Shares as permitted by the federal securities laws.

There is no minimum offering requirement before the Fund can begin its activities.

The Fund is offering [●] of its Shares, no par value per share, at $[●] per Share through the Placement Agent.  The Offering is being conducted on a best efforts basis. The Offering is anticipated to have an initial closing on [●], 2018, followed by bi-monthly cloisngs (each a "Bi-Monthly Closing") until the earlier of [●], 2018 or the date on which all Shares offered herein have been sold.
You must purchase at least [●] Shares in this Offering ($[●]).  The Advisor (as defined below) has agreed to bear (i) all organizational expenses of the Fund, and (ii) such offering expenses of the Fund (other than the sales load) that exceed 0.5% of the aggregate offering price of the Shares.  The aggregate offering expenses (other than the sales load) to be incurred by the Fund currently are estimated to be $[●].  Proceeds to the Fund are calculated after expenses paid by the Fund.   Shares may be purchased twice per month, each, a "Bi-Monthly Closing." The Fund will accept purchases of Shares as of each Bi-Monthly Closing. The Fund will not issue Shares purchased (and an investor does not become a Shareholder with respect to such Shares) until the applicable Bi-Monthly Closing. Consequently, purchase proceeds do not represent capital of the Fund, and do not become assets of the Fund, until the date of the applicable Bi-Monthly Closing.

See "Plan of Distribution" herein.

Investment Advisor and Portfolio Manager
The Fund's investment adviser is Sentinel Capital Solutions, Inc. (the "Advisor"), a Maryland corporation that is registered as an investment adviser with the Securities and Exchange Commission (the "SEC").  Cort Meinelschmidt, the Chief Executive Officer and Chief Investment Officer of the Advisor is the President, Treasurer, and Portfolio Manager of the Fund.  The Advisor will be responsible for the day-to-day management of the Fund's assets.   The Advisor is entitled to an annual investment advisory fee of 1.00% of the Fund's average daily net assets.

Investment Objective
The Fund's investment objective is to seek capital appreciation (with a target yield of 5.0%) while providing a small to moderate level of current income.  There is no assurance that the Fund will achieve its investment objective.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in a combination of life insurance policy assets ("Life Insurance Policy Assets") and certain guaranteed interval payments ("Guaranteed Interval Payments" and together with Life Insurance Policy Assets, collectively, "Future Payment Assets").  The Guaranteed Interval Payments which the Fund plans to pursue include annuities ("Annuities"), lottery payments ("Lottery Payments"), and structured settlements ("Structured Settlement").  The Guaranteed Interval Payments will be secured by either insurance companies, in the instances of Annuities and Structured Settlements, or state/local governments for Lottery Payments.

All purchases of Future Payment Assets will be conducted through a broker and no purchase will be made directly from the individual or entity initially holding the Future Payment Asset. The Fund will endeavor to purchase complete ownership interests in Future Payment Assets in which it invests; however, the Fund may also purchase partial ownership interests in any particular Future Payment Asset when the Advisor believes that such a purchase is appropriate.

Because the Fund will be required to cover the costs of purchasing, financing, and servicing the Future Payment Assets, as well as operating and other expenses, the Fund will endeavor, under normal circumstances, to maintain liquid assets sufficient to meet estimated future premium and other expense payments.  Accordingly, a portion of the Fund's net assets will be comprised of permissible debt securities as determined by the Advisor in its discretion.  Depending upon a number of factors, a significant portion of the Fund's total assets may be invested in permissible debt securities at any point in time.  All permissible debt securities investments, taken together, including cash and shares of money market funds (which are treated as having a maturity of one day), shall, under normal circumstances, have a weighted average remaining maturity of six years or less.

Symbol	The Fund will apply to have the Shares listed on the New York Stock Exchange ("NYSE") under the ticker symbol "SIO." No assurance can ge given that the Fund's application will be approved.
Leverage
To seek to increase the yield on Fund shares, the Fund may issue Preferred Shares (as defined below).  The Fund may also, from time to time, use leverage, though the use of leverage is not expected to constitute a principal investment strategy of the Fund.  The timing and terms of leverage will be determined by the Board in consultation with the Advisor.

Preferred Shares
The Fund is authorized to issue an unlimited number of shares of beneficial interest in one or more series. Some of these series may have rights and preferences senior to the Shares ("Preferred Shares").  The Fund's obligations to holders of any outstanding Preferred Shares may include dividend and liquidation preferences.  To date, the Fund has not issued any Preferred Shares.  The Fund does not anticipate issuing Preferred Shares during the current fiscal year, but it may consider doing so next fiscal year.

Borrowing
Under the 1940 Act, the Fund may borrow an amount equal to up to 33 1/3% of its total assets (including the proceeds of the borrowings), less all liabilities other than borrowings, for investment purposes, and for liquidity purposes.  The Fund's obligation to holders of its debt will be senior to its ability to pay dividends on, or repurchase, Shares (and Preferred Shares, if any), or to pay holders of Shares (and Preferred Shares, if any) in the event of the Fund's liquidation.

Temporary Defensive Strategies
In periods when, in the opinion of the Advisor, a temporary defensive position is appropriate, up to 100% of the Fund's assets may be held in cash and/or short-term, interest-bearing instruments.  The Fund may not achieve its investment objective when pursuing a temporary defensive strategy.

Management of the Fund
The Fund's board of trustees (the "Board") has overall responsibility for the management and supervision of the Fund's operations.  The Board has delegated responsibility for management of the Fund's day-to-day operations to the Advisor.  See "Management of the Fund" herein.

Investor Suitability
An investment in the Fund involves a considerable amount of risk.  It is possible that you will lose money.  An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment.  Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.

Risk Consideration
Risk is inherent in all investing. Investing in any security involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment.  Therefore, before investing in the Shares, you should consider the following risks as well as the other information in this Prospectus and the SAI.  See "Risks" below for more information about risk.

Risks related to investing in the Fund:

The following risks apply specifically to investments in the Fund.

No operating history.  The Fund is a closed-end investment company with no history of operations.  It is designed for long-term investors and not as a trading vehicle.  During the Fund's start-up period, the Fund may not achieve its desired portfolio composition.  If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.

Management risk.  The Fund depends on the diligence, skill and business contacts of the investment professionals of the Advisor to achieve the Fund's investment objective.  In particular, the Advisor is dependent upon the expertise of its portfolio management team to implement the Fund's strategies. If the Advisor were to lose the services of one or more key individuals, including members of their portfolio management team, the Advisor may not be able to hire qualified replacements or may require an extended time to do so. This could prevent the Fund from achieving its investment objective and could have an adverse effect on an investment in the Fund.

Future Payment Assets risk.  The primary risk and determinant of return on investments in Future Payment Assets is time.  The Fund will not receive a cash return on investments until the Future Payment Assets in which it owns interests have matured (that is to say in the instance of a Life Insurance Policy Asset, the insured has died and the insurer has paid out the death benefit), or in the instance of a Guaranteed Interval Payment, until such time as the interval payment is paid out.  While Guaranteed Interval Payments may be predictable and known upon purchase, payments on Life Insurance Policy Assets are affected by the length of time the insured lives.  The longer the insured lives, the lower the rate of return on the related life settlement policy will be.

Interest rate risk.  Changes in short-term market interest rates will affect the yield on the Shares.  If short-term market interest rates fall, the yield on the Shares will also fall.  To the extent that the interest rate spreads on debt securities in the Fund's portfolio experience a general decline, the yield on the Shares will fall, and the value of the Fund's assets may decrease, which will cause the net asset value (the "NAV") of the Fund to decrease.  Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. In addition, if short-term market interest rates fall, the Annuities available for purchase by the Fund will offer a lower yield.

Leverage.  The Fund's use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Shares.  To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets that pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Shares will decrease.  In addition, in the event of a decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.

NAV.  Common stock of closed-end funds frequently trades at prices lower than net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their Shares in a relatively short period after the completion of this initial public offering.

Temporary defensive strategies.  In periods when, in the opinion of the Advisor, a temporary defensive position is appropriate, up to 100% of the Fund's assets may be held in cash and/or short-term, interest-bearing instruments.  The Fund may not achieve its investment objective when pursuing a temporary defensive strategy.

Non-diversified status.  The Fund is a "non-diversified" investment company under the 1940 Act and will not be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  Thus, there are no percentage limitations imposed by the 1940 Act or the Code on the portion of the Fund's assets that may be invested in the securities of any one issuer.  The Fund's portfolio may therefore be subject to greater risk than the portfolio of a similar fund that diversifies its investments.

Tax status.  The Fund will not qualify to be taxed as a RIC under Subchapter M of the Code and instead will be taxed as a corporation under Subchapter C of the Code (a "C corporation").  A C corporation does not qualify for the special tax treatment accorded a RIC, which generally permits RICs to avoid entity level taxes.  Instead, a C corporation is taxed (at the standard federal corporate income tax rate, currently up to 21%, plus any applicable state or local taxes) to the extent of its income and net capital gains, if any.

Specific risks related to Life Insurance Policy Assets:

The Fund expects to invest a large portion of its assets in Life Insurance Policy Assets.  The following risks apply specifically to investments in Life Insurance Policy Assets.

Rate of return risks.  The rate of return on a Life Insurance Policy Asset cannot be calculated before the insured dies.  The longer the insured lives, the lower the rate of return on the related Life Insurance Policy Asset will be.

Inability to predict with 100% certainty the life expectancy of an insured.  Any estimate of life expectancy is based upon medical and actuarial data, and no one can predict with certainty when a particular insured will die.

Inaccurate estimation risks.  Unanticipated delays in the collection of a substantial number of Life Insurance Policy Assets, caused by underestimating an insured's life expectancy, could have a material adverse effect on the Fund's financial results, which, in turn, may have a material adverse effect on the value of the Shares.

Inability to make premium payments.  If the Fund is unable to make premium payments on the policy underlying the Life Insurance Policy Asset, due to liquidity issues or for any other reason, the Life Insurance Policy Asset will lapse, and the Fund will lose its ownership interest in the policy.

Privacy law risks.  Privacy laws may limit the information available to the Advisor about insureds.  Incomplete or inaccurate information regarding an insured can cause the Fund to hold a Life Insurance Policy Asset at a different carrying value than would have been the case had the medical information been known to the Advisor.

Volatility of the Life Insurance Policy Assets Market.  The Life Insurance Policy Assets market has experienced substantial growth, which may affect the availability of Life Insurance Policy Assets.  The market for the purchase of Life Insurance Policy Assets is highly competitive.  There are few substantial barriers to prevent new competitors from entering this market.  The Advisor expects to face competition from existing competitors and new market entrants in the future.  As a result, the Advisor may not be able to acquire Life Insurance Policy Assets on behalf of the Fund on a commercially viable basis. A variety of operational and regulatory challenges exist that may impair or invalidate a life insurance policy, which in turn can negatively impact the NAV of the Fund.

Government regulation. In addition, the market for Life Insurance Policy Assets may be subject to new government regulation that may impact the ability to purchase Life Insurance Policy Assets.

Refusal to pay benefits on certain policies.  Insurers may refuse to pay benefits on certain life insurance policies on the basis that there was no "insurable interest" on the part of the purchaser of a life insurance policy at the time such policy was issued.

Creditworthiness of the issuing insurance company.  If an issuing life insurance company were to cease business operations and there were insufficient amounts in the applicable state insurance guarantee fund to make payments in respect of any policy issued by such insurance company, the value of the Shares may be adversely affected.

Contestability of Life Insurance Policy Assets.  Life Insurance Policy Assets may be subject to contest by the issuing insurance company.  If the insurance company successfully contests a policy, the policy will be rescinded and declared void.

Delays in payment and non-payment of the proceeds of life insurance policies.  Any delays in collecting a substantial amount of the proceeds of Life Insurance Policy Assets could have a material adverse effect on the Fund's returns and, therefore, the value of the Shares may be adversely affected.

Missing insureds.  The Fund could incur substantial unplanned expenses in locating a missing insured and could experience substantial delays in collecting on Life Insurance Policy Assets, which could adversely affect the value of the Shares.

Specific Risks Related to Guaranteed Interval Payments:
The Fund expects to invest in Guaranteed Interval Payment Settlements. These Guaranteed Interval Payment Settlements include Annuities, Lottery Payments, and Structured Settlements.  The following risks apply specifically to investments in Guaranteed Interval Payments.

Structured settlement risk. Risks of investing in Structured Settlements include the potential regulation that could stem from the Dodd Frank Act, state regulation and/or any other change in statutory or case law which may limit or restrict the ability of the Fund's structured settlement business to: make investments; the effectiveness of the Fund's marketing programs; and the Fund's ability to continue to grow the volume of Structured Settlements. Competition in the marketplace could drive up the purchase price of Structured Settlement and annuity receivables.

Specific Risks Related to Debt Securities:

In order to maintain the liquidity required to cover the costs of purchasing, financing, and servicing the Future Payment Assets, as well as operating and other expenses, the Fund will endeavor, under normal circumstances, to maintain liquid assets sufficient to meet estimated future premium and other expense payments.  Accordingly, a portion of the Fund's net assets will be comprised of permissible debt securities as determined by the Advisor in its discretion.  The following risks apply specifically to investments in debt securities.

Call risks.  If the debt securities in which the Fund invests are redeemed by the issuer before maturity (or "called"), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund's yield.

Credit risks. If an issuer defaults a security by failing to pay interest or principal when due, the Fund could lose money.

Government obligations risks.  No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.  As a result, there is risk that these entities will default on a financial obligation.

Liquidity risks.  Trading opportunities are more limited for fixed income securities that have not received any credit rating, have received ratings below investment grade or are not widely held.  These features may make it more difficult to sell or buy a security at a favorable price or time.

Investment Grade Bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service ("Moody's"), or assigned an equivalent rating by a nationally recognized statistical rating organization ("NRSRO"), including Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Advisor. The prices of, and the income generated by, bonds held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. Bonds are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Below-Investment Grade Risk. Bonds rated below BBB-/Baa3 or unrated bonds determined by the Fund's Advisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

High-Yield Bond Risk. Investments in high-yield (also referred to as "junk bonds") can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (those rated "D" by Standard & Poor's or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Advisor. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of a NRSRO.

Portfolio Duration Risks. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Asset-Backed Securities Risks. Asset-backed securities are more sensitive to interest rate risk than other types of fixed income securities.  Modest movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of these securities.  When interest rates fall, asset-backed securities may be subject to prepayment risk.  Asset-backed securities can also be subject to the risk of default on the underlying assets.

Pre-Payment Risks. Prepayment risk is the risk that the borrower will prepay some or the entire principal owed to the investor.  If that happens, the Fund may have to replace the security by investing the proceeds in a security with a lower yield.  This could reduce the share price and income distributions of the Fund.  When interest rates rise, certain types of asset-backed securities are subject to extension risk.

Shares of Other Investment Companies Risks.  The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act.  These investment companies may include money market mutual funds, exchange-traded funds and other mutual funds.  The Fund may acquire exchange-traded funds and other mutual funds as a means of investing cash temporarily in instruments that may generate returns.  As a shareholder of another investment company, the Fund would bear, along with other shareholders, a pro-rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund's shareholders.  These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Tax Considerations
The Fund is taxed as a C corporation and is therefore subject to corporate-level federal income tax on all of its income at regular corporate income tax rates (current maximum of 21%).  Accordingly, the Fund will be subject to federal corporate income taxes on the full amount of its net taxable income and gains.

Although most investment companies elect to be treated as a RIC under Subchapter M of the Code and do not generally pay entity level incomes taxes, the Fund is not eligible under current law to elect tax treatment as a RIC because of its investments in life settlement policies.  As a result, the Fund will not obtain the advantages of the elimination (or, in some cases, reduced rate) of entity-level taxation applicable to RICs.  If the Fund makes any distributions to its shareholders, such distributions would be taxable to the shareholders as set forth in "Distributions and Taxes" herein.

SUMMARY OF FUND EXPENSES
The following table shows estimated Fund expenses as a percentage of net assets attributable to Shares.  The purpose of the following table and the example below is to help you understand the fees and expenses that you, as a Shareholder, would bear directly or indirectly.  Shareholders should understand that some of the percentages indicated in the tables below are estimates and may vary.  The expenses shown in the table and related footnotes are based on estimated amounts for the Fund's ﬁrst year of operations and assume that the Fund issues [●] Shares.

Shareholder Transaction Expenses

Sales Load (as a percentage of offering price) (1)	[●]%
Offering Expenses Borne by Shareholders of the Fund (2)	[●]
Annual Expenses
(as a percentage of net assets attributable to Fund shares)

Management Fees	1.00%
Other Expenses (3)	1.50%
Total Annual Expenses	2.50%

The purpose of the above table is to help Fund shareholders understand the fees and expenses that a shareholder would bear directly or indirectly.
(1) Initial and additional investments are subject to a sales load assessed at a rate of [●]%.  See "Plan of Distribution" herein.
(2) The Advisor has agreed to bear (a) all organizational expenses of the Fund and (b) such offering expenses of the Fund (other than the sales load) that exceed 0.5% of the aggregate offering price of the Shares.
(3) "Other expenses" are estimated, based on net assets of the Fund of $[●] and on estimated amounts for the Fund's first full fiscal year.  Such expenses include expenses associated with the Fund's continuous offering, shareholder servicing, administration and accounting fees, and expenses associated with the Fund's investments in Future Payment Assets.

Example
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment in Fund shares.  It assumes your investment has a 5.00% return each year, that all Fund distributions are reinvested, and that the estimated "Other Expenses" set forth in the Fund Expenses table above remain the same each year:
	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.00% annual return and a sales load of [●]%:	$[●]	$[●]	$[●]	$[●]

The example should not be considered a representation of actual future expenses.  Actual expenses may be greater or less than those shown in the example.
THE FUND
The Fund is registered under the 1940 Act as a non-diversified, closed-end management investment company.  The Fund was organized as a Delaware statutory trust on February 15, 2018 and has no operating history.  The Fund's principal office is located at 38 South Potomac Street, Suite 203, Hagerstown, Maryland 21740.  The Advisor is a Maryland corporation that is registered as an investment adviser with the SEC and that will serve as the investment adviser of the Fund.  Cort Meinelschmidt, the Chief Executive Officer and Chief Investment Officer of the Advisor, will serve as the Fund's President, Treasurer, and Portfolio Manager.  Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve on the Board.

USE OF PROCEEDS

The proceeds of the Offering, excluding the amount of any sales load paid by shareholders and net of the Fund's ongoing fees and expenses, will be invested in accordance with the Fund's investment strategies as soon as practicable after the closing date of the Offering or, in the case of a continuous offering, as soon as practicable or at such other times as may be determined by the Board.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
Investment Objective
The Fund's investment objective is to seek capital appreciation (with a target yield of 5.0%) while providing a small to moderate level of current income. No assurances can be given that the Fund will achieve its investment objective or that shareholders will not lose money.
The Fund's investment objective is fundamental and may not be changed without the approval of shareholders.  However, except as otherwise stated in this Prospectus or in the SAI, the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board without a vote of shareholders. The Fund may change any investment policy or strategy that is not fundamental if the Board believes doing so would be consistent with the Fund's investment objective. The Fund's principal investment strategies are discussed below. The Fund's fundamental investment policies and restrictions are set forth in the SAI.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in a combination of life insurance policy assets ("Life Insurance Policy Assets") and certain guaranteed interval payments ("Guaranteed Interval Payments" and together with Life Insurance Policy Assets, collectively, "Future Payment Assets").  The Guaranteed Interval Payments which the Fund plans to pursue, include annuities ("Annuities"), lottery payments ("Lottery Payments"), and structured settlements ("Structured Settlement").  The Guaranteed Interval Payments will be secured by either insurance companies, in the instances of Annuities and Structured Settlements, or state/local governments for Lottery Payments.  The Fund will attempt to maintain a portfolio comprised of approximately 60% Life Insurance Policy Assets and 40% Guaranteed Interval Payments.
All purchases of Future Payment Assets will be conducted through a broker and no purchases will be made directly from the individual or entity initially holding the Future Payment Asset.  The Fund will endeavor to purchase complete ownership interests in Future Payment Assets in which it invests, however, the Fund may also purchase partial ownership interests in any particular Future Payment Asset when the Advisor believes that such a purchase is appropriate.

The Advisor seeks to utilize the relatively predictable revenue generated from Guaranteed Interval Payments to cover the costs associated with purchasing and maintaining Life Insurance Policy Assets, chiefly the costs of life insurance premiums.  The revenue generated from Guaranteed Interval Payments will also assist to cover general operating expenses of the Fund.  The Advisor anticipates the return on investment for Life Insurance Policy Assets to be greater than Guaranteed Interval Payments.
Because the Fund will be required to cover the costs of purchasing, financing, and servicing the Future Payment Assets, as well as operating and other expenses, the Fund will endeavor, under normal circumstances, to maintain liquid assets sufficient to meet estimated future premium and other expense payments.  Accordingly, a portion of the Fund's net assets will be comprised of permissible debt securities as determined by the Advisor in its discretion.  Depending upon a number of factors, a significant portion of the Fund's total assets may be invested in permissible debt securities at any point in time.  All permissible debt securities investments, taken together, including cash and shares of money market funds (which are treated as having a maturity of one day), shall, under normal circumstances, have a weighted average remaining maturity of six years or less.
Life Insurance Policy Assets.  A "Life Insurance Policy Asset" is the beneficial interest in a life insurance policy - the right to collect on a policy upon the death of the insured.  Life Insurance Policy Assets may be sold by the insured.  The insured transfers their life insurance policy at a discount to its face value (i.e., the payment amount set forth in the policy that is payable on the death of the insured or upon maturity of the policy) in return for an immediate cash settlement greater than the surrender value of the policy.  The purchaser of the Life Insurance Policy Asset is then responsible for premiums payable on the policy and will be entitled to receive the full face value from the insurance company upon maturation (i.e., upon the death of the insured).
The Fund will not purchase any Life Insurance Policy Assets directly from an insured and as a result the Fund will not need to employ any licensed insurance brokers.  Rather, the Fund will purchase all Life Insurance Policy Assets from brokers who first purchase the Life Insurance Policy Assets from an insured, or other source, and who are licensed in each state by such state's insurance regulator. Though the Fund is not purchasing Life Insurance Policy Assets directly from individuals, the Fund may review each individual policy presented to the Fund by brokers.  While it is anticipated that the Fund will endeavor to purchase complete ownership interests in each Life Insurance Policy Asset in which it invests, the Fund may also purchase partial ownership interests in any particular Life Insurance Policy Asset when the Advisor believes that such a purchase is appropriate.  The Fund will only purchase individual Life Insurance Policy Assets and will not purchase assets associated with group insurance policies.

It is impossible to predict with a high level of accuracy the value of any individual Life Insurance Policy Asset.  Because an individual may live longer or shorter lives than predicted, the value of their Life Insurance Policy Asset is uncertain.  The Fund plans to mitigate against such uncertainty by maintaining a large pool of Life Insurance Policy Assets.  The Advisor believes that the larger the portfolio of Life Insurance Policy Assets it owns, the greater the likelihood that it will achieve its expected results. It is common practice for rating agencies generally to suggest that portfolios of life insurance policies be diversified enough to achieve actuarial stability in receiving expected cash flows from underlying mortalities. For instance, in a study published in 2016, A.M. Best concluded that at least 300 life insurance policies are necessary to "produce more stable cash flows."  A.M. Best also notes that the concentration of a fund in any one Life Insurance Policy Asset should not exceed 3.33% of the face value of the fund's pool of Life Insurance Policy Assets.
The Advisor will determine the value of a Life Insurance Policy Asset, based upon a proprietary formula (the "Formula") factoring in, among other considerations, the insured's age and gender, and in turn will choose whether to purchase such Life Insurance Policy Asset.  The Formula relies upon the "United States Life Table," published by the Centers for Disease Control and Prevention (the "CDC"). Each year, the CDC publishes a Life Table based on data from approximately 3.5 years prior to publication. For example, the 2013 Life Table was published in September 2017. The Advisor will only purchase Life Insurance Policy Assets associated with individuals at least seventy (70) years old, with the exception of viatical settlements.  The Advisor does not intend to allocate a large portion of the Fund to viatical settlements.
A valuation committee (the "Valuation Committee") will be utilized to examine and modify the Formula, as the Valuation Committee believes necessary.  The Valuation Committee is comprised of Mr. Cort Meinelschmidt, as the President, Treasurer, and Portfolio Manager of the Fund, Mr. Daniel J. O'Connor and Mr. Donald Deans, the two independent trustees.  Mr. Robert Meschi will act as an independent consultant to the Valuation Committee. The Valuation Committee will meet every quarter to reevaluate the Formula.

As additional effort to mitigate risk to the investor, the Advisor will also set aside an amount of cash and high grade debt instruments to pay the anticipated future policy premium liabilities of the policies through their estimated life expectancies.  For a full discussion of these investments, see the discussion regarding "Permissible Debt Securities," below.  It is the objective of the Advisor to receive income upon the maturity of these investments to provide liquidity to the Fund to meet estimated future premium liabilities, costs associated with the management of the Fund, and to help meet shareholder redemptions.
The returns from Life Insurance Policy Assets are generally not correlated with other investment markets and, as a result, the Advisor believes Life Insurance Policy Assets are an attractive investment option.  The Advisor also believes that the size of the market for Life Insurance Policy Assets has the potential to increase in future years.
Under normal circumstances, the Fund's portfolio of Life Insurance Settlements will have a weighted average years to maturity of six years or less.  This is a time-of-purchase calculation and changes to policy maturity estimates, early maturities (when the insured has died and the life insurance company has paid out the death benefit), sales by the Fund of existing shorter-duration policies, or other non-purchase events, which may lengthen the weighted average years to maturity, will not cause the Fund to violate this provision or require the Fund to sell any policy.
Lottery Payments.  State-run lotteries often provide winners with the option to receive an immediate lump sum payment, or a greater total amount paid over an extended period of time.  Individuals receiving lottery payments over time may wish to assign their future payments in return for a lump payment.  The Fund intends to purchase the rights to receive the future payments ("Payment Rights") in exchange for an immediate payment equal to less than the aggregate of future payments.  The Advisor will determine the value of Payment Rights by considering, among other factors, the duration of future payments and the sources of the future payments. Based upon its valuation of Payment Rights, the Advisor will determine whether to purchase various Payment Rights.
Structured Settlements.  A structured settlement is a legal settlement paid out over time by an insurance company in connection with civil litigation, usually through an annuity. Structured settlements traditionally come in two forms: (1) a life contingent structured settlement is set up to make payments for the life of the person receiving the annuity; and (2) structured settlements with a guaranteed payment stream, pay out for a fixed period, regardless of whether the person receiving the annuity (i.e., the plaintiff in the litigation) is living. The plaintiff's beneficiaries or estate will receive the payments upon the plaintiff's death. The Fund anticipates it will purchase structured settlements from brokers.

Permissible Debt Securities. Because the Fund will be required to make ongoing premium payments for the Life Insurance Settlements in which it invests and will incur operating and other expenses, the Fund will endeavor, under normal circumstances, to maintain liquid assets sufficient to meet estimated future premium and other expense payments.  Accordingly, a portion of the Fund's net assets will be comprised of debt securities ("Permissible Debt Securities").  Depending upon a number of factors, including valuation changes relating to Life Insurance Settlements, increased life expectancies requiring increased premium reserves, anticipated shareholder distributions, and potentially other circumstances which may create additional liquidity needs, up to 100% of the Fund's total assets may be invested in Permissible Debt Securities at any point in time.
All Permissible Debt Securities, taken together, including cash and shares of money market funds (which are treated as having a maturity of one day), will, under normal circumstances, have a weighted average remaining maturity of six years or less.  Bonds with interest rates that are re-settable are treated as having a maturity equal to the frequency at which their interest rates are reset.
"Permissible Debt Securities" include cash and the following instruments:
1)
demand and time deposits in, certificate of deposit of, or banker's acceptances issued by, any depository institution or trust company incorporated under the laws of the United States or any state thereof, which depository institution or trust company is subject to supervision and examination by United States federal or state authorities and at the time of investment or contractual commitment providing for investment have a long-term unsecured credit rating of "Aaa" or "Aa" by Moody's Investors Service, Inc. ("Moody's) or "AAA" or "AA" by Standard & Poor's Rating Service ("S&P"), or a short-term unsecured debt credit rating of "P-1" or "P-2" by Moody's and "A-1+" or "A-1" by S&P or, if unrated, are determined by the Advisor to be of similar quality;

2)
registered debt obligations of the United States or registered debt obligations, the timely payment of principal and interest on which is fully and expressly guaranteed by the United States or any agency or instrumentality of the United States or the obligations of which are expressly backed by the full faith and credit of the United States;

3)
registered debt obligations issued by the Federal Home Loan Banks (including their consolidated obligations issued through the Office of Finance of the Federal Home Loan Bank System), the Federal National Mortgage Association ("Fannie Mae"), the SLM Corporation ("Sallie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal Farm Credit Banks or the Government National Mortgage Association ("Ginnie Mae");

4)
registered debt securities bearing interest issued by any company incorporated under the laws of the United States, or any state thereof ("Corporate Debt Securities"), having at the time of investment a long-term unsecured debt rating of at least "Aa2" from Moody's or "AA" from S&P, provided that:  (a) if unrated, they are determined by the Advisor to be of similar quality; and (b) at the discretion of the Advisor, up to five percent (5%) of the Fund's net assets in Permissible Debt Securities may include Corporate Debt Securities rated below the above stated thresholds, but in no event shall they be rated below "Baa3" from Moody's or "BBB-" from S&P or, if unrated, they are determined by the Advisor to be of similar quality;

5)
guaranteed investment contracts ("GICs") issued by any corporation incorporated under the laws of the United States, or any state thereof, having at the time of investment a long-term unsecured debt rating of "Aaa" or "Aa" from Moody's or "AAA" or "AA" from S&P or, if unrated, are determined by the Advisor to be of similar quality;

6)
commercial paper issued by any corporation incorporated under the laws of the United States, or any state thereof, with a maturity of not more than 183 days from the date of issuance and having at the time of investment an unsecured debt credit rating of "P-1" or "P-2" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, are determined by the Advisor to be of similar quality;

7)	registered, interest-bearing debt securities issued by the European Investment Bank, the International Bank of Reconstruction and Development, or the Inter-American Development Bank; and

8)	shares issued by money market funds.
All Permissible Debt Securities, taken together, including cash and shares of money market funds, must have a weighted average remaining maturity of six years or less.  Bonds with interest rates that are re-settable, are treated as having a maturity equal to the frequency at which their interest rates are re-set.  For example, if the Fund's only holdings of Permissible Debt Securities were two bonds, one of which was a five-year fixed-rate bond with 27 months remaining to maturity and the other was a three-year bond with a floating interest rate re-settable every 3 months, and the bonds were held in equal size, the weighted average remaining maturity would be 15 months (27 months plus 3 months divided by two).
Other Investment Strategies
Temporary Defensive Strategies
In periods when, in the opinion of the Advisor, a temporary defensive position is appropriate, up to 100% of the Fund's assets may be held in cash and/or short-term interest bearing instruments.  The Fund may not achieve its investment objective when pursuing a temporary defensive strategy.
Leverage
To seek to increase the yield on Fund shares, the Fund may issue Preferred Shares.  The Fund may also, from time to time, use leverage, though the use of leverage is not expected to constitute a principal investment strategy of the Fund.  The timing and terms of leverage will be determined by the Board in consultation with the Advisor.
Preferred Shares
The Fund is authorized to issue an unlimited number of Preferred Shares.  The Fund's obligations to holders of any outstanding Preferred Shares may include dividend and liquidation preferences.  To date, the Fund has not issued any Preferred Shares.  The Fund does not anticipate issuing Preferred Shares during the current fiscal year, but it may consider doing so in the future.
Under the 1940 Act, the Fund may issue Preferred Shares so long as immediately after any issuance of Preferred Shares the value of the Fund's total assets (less all Fund liabilities and indebtedness that is not senior indebtedness) is at least twice the amount of the Fund's senior indebtedness plus the involuntary liquidation preference of all outstanding Preferred Shares.

The 1940 Act also requires that the holders of any Preferred Shares, voting as a separate class, have the right to: (1) elect at least two members of the Board at all times; and (2) elect a majority of the Board at any time when dividends on any series of preferred shares are unpaid for two full years.  In each case, the holders of common shares voting separately as a class will elect the remaining members of the Board.
Borrowings
Under the 1940 Act, the Fund may borrow an amount equal to up to 33 1/3% of its total assets (including the proceeds of the borrowings) less all liabilities other than borrowings for investment purposes and to meet requests for repurchases.  The Fund's obligation to holders of its debt will be senior to its ability to pay dividends on, or repurchase, Shares (and Preferred Shares, if any), or to pay holders of Shares (and Preferred Shares, if any) in the event of the Fund's liquidation.
Non-Diversification
The Fund is a non-diversified investment company under the 1940 Act and will not be treated as a regulated investment company under the Code.  Accordingly, there are no regulatory requirements under the 1940 Act or the Code on the minimum number or size of investments held by the Fund.
Concentration
The Fund's investments will generally be concentrated in one or more Life Insurance Policy Assets and, with the exception of the allocation of a portion of its portfolio to Life Insurance Policy Assets, the Fund will have no limit on its concentration in such Life Insurance Policy Assets.  The Fund will also not be limited in its ability to allocate its assets to one or more Permissible Debt Securities.
RISK FACTORS
An investment in the Shares is subject to risks.  The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Shares to increase or decrease.  You could lose money by investing in the Fund.  By itself, the Fund does not constitute a balanced investment program.  You should consider carefully the following risks before investing in the Fund.  There may be additional risks that the Fund does not currently foresee or consider material.  You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund.

Specific Risks Related to theFund.
The Fund has no operating history.  The Fund is a closed-end investment company with no history of operations.  During the Fund's start-up period, the Fund may not achieve its desired portfolio composition.  If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.
The Fund's success is subject to the effectiveness of management.  The ability of the Fund to meet its investment objective is directly related to the Advisor's investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Advisor's investment strategies.  If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.
The Fund is subject to risks associated with Future Payment Assets.  The primary risk and determinant of return on investments in Future Payment Assets is time.  The Fund will not receive a cash return on investments until the Future Payment Assets in which it owns interests have matured, that is to say in the instance of a Life Insurance Policy Asset, the insured has died and the insurer has paid out the death benefit, or in the instance of a Guaranteed Interval Payment, until such time as the interval payment is paid out.  While Guaranteed Interval Payments may be predictable and known upon purchase, payments on Life Insurance Policy Assets are affected by the length of time the insured lives.  The longer the insured lives, the lower the rate of return on the related life insurance policy will be.  In addition, a variety of operational and regulatory challenges exist that may impair or invalidate a life insurance policy, which in turn can negatively impact the Fund's NAV.
Changes in interest rates could adversely affect the Fund. If the fund has invested in debt securities, changes in short-term market interest rates will affect the Shares.  If short-term market interest rates fall, the yield on the Shares will also fall.  To the extent that the interest rate spreads on debt securities in the Fund's portfolio experience a general decline, the yield on the Shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's NAV to decrease.  Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag.

The price of the Shares may not be equal to the Fund's NAV.  Common stock of closed-end funds frequently trades at prices lower than net asset value. The risk of loss due to this discount may be greater for initial investors expecting to sell their Shares in a relatively short period after the completion of this initial public offering.
The Fund may utilize leverage which could adversely affect the Fund.  The Fund's use of leverage through borrowings or the issuance of Preferred Shares may adversely affect the yield on the Shares.  To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets that pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Shares will decrease.  In addition, in the event of a decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage.
The Fund may utilize temporary defensive strategies which could adversely affect the Fund.  In periods when, in the opinion of the Advisor, a temporary defensive position is appropriate, up to 100% of the Fund's assets may be held in cash and/or short-term interest bearing instruments.  The Fund may not achieve its investment objective when pursuing a temporary defensive strategy.
Specific Risks Related to Life Insurance Policy Assets.
The rate of return on a Life Insurance Policy Asset cannot be calculated before the insured dies.  The primary risk and determinant of return on investments in life insurance settlements is time.  The Fund will not receive a cash return on a Life Insurance Policy Asset until the insured has died and the insurer has paid out the death benefit.  The longer the insured lives, the lower the rate of return on the related life insurance settlement will be.
Any projected rate of return on a Life Insurance Policy Asset is based on an estimated life expectancy for the person insured under the policy.  The return on a life insurance settlement may vary substantially from the expected rate of return based upon the actual life expectancy of the insured, which may be less than, equal to, or greater than the estimated life expectancy

No one can predict with 100% accuracy the actual life expectancy of an insured.  The Advisor will obtain estimated life expectancies for the insured from an independent practicing physician or medical review service.   Within any given portfolio of life insurance settlements, there may be insureds who die earlier than expected, who die when expected, and who live longer than expected.
Some factors that may affect the accuracy of the predictions are:
•	the experience and qualifications of the independent practicing physician(s) or medical review service(s) providing the estimate of life expectancy;

•	the nature of the insured's illness(es) or health conditions; and

•	future improvements in medical treatments and cures.

Inaccurate life expectancies could adversely affect the Fund's financial results and the value of the Shares.  Life expectancy is a significant factor in determining the purchase price of Life Insurance Policy Assets.  Any insured may live significantly shorter or longer than his or her life expectancy.  Unanticipated delays in the collection of a substantial number of Life Insurance Policy Assets, whether caused by underestimating an insured's life expectancy or otherwise, could have a material adverse effect on the Fund's financial results, which, in turn, may have a material adverse effect on the Shares.  Additionally, if the insured lives longer than the life expectancy used by the Advisor to determine the purchase price of the Life Insurance Policy Assets, while payment by the insurance company is not at risk, the Fund's return on the investment in the Life Insurance Policy Assets will diminish over time.  In extreme circumstances, it is possible that an insured may live well beyond his or her life expectancy, in which case the cost of paying premiums on the underlying policy for longer than anticipated, in addition to the initial cost of the Life Insurance Policy Asset, may result in a loss to the Fund.  It is possible that some Life Insurance Policy Assets, over time, be allowed to lapse or be sold in circumstances where it becomes uneconomic to keep making premium payments.
Inaccurate life expectancy reports on insureds could result from, among other things:
•	advances in medical treatment resulting in deaths occurring later than forecasted;

•	improved living habits of the insureds resulting in better health; or

•	fraud or misrepresentation by the insured.

Premium payments will be required to maintain Life Insurance Policy Assets.  A portion of the purchase price for each Life Insurance Policy Asset, or fractional interest therein, purchased by the Fund will be set aside, in the form of Permissible Debt Securities or as otherwise allowed by this Prospectus, to pay all premiums due on the underlying policy for the life expectancy of the related insured.  If the Fund is unable to make premium payments due to liquidity issues or for any other reason, the underlying policy will lapse, and the value of the Life Insurance Policy Asset will diminish.
Privacy laws and other factors may limit the information available to the Advisor about the insureds, particularly after the purchase of a Life Insurance Policy Asset.  The Advisor receives medical and other confidential information of insureds and policy owners wishing to sell their life insurance policies in a Life Insurance Policy Asset transaction.  If these insureds and policy owners choose to sell a policy, they consent to the release of some of their confidential medical and identifying information to the Advisor.  However, some of the information, such as medical records and contact information of the insured, may not be released to the Advisor because of the sensitive nature of this information.
Life insurance providers are limited by law in how often they may contact an insured to inquire into their medical condition.  Also, under the Health Insurance Portability and Accountability Act ("HIPAA"), the federal law which governs the release of medical records from medical records custodians, the insured or policy owner may revoke their authorization for the Advisor to receive medical records at any time, leaving the Advisor unable to receive additional medical records after the purchase of the policy.  Because medical information is a critical component to ongoing valuations of Life Insurance Policy Assets, incomplete or inaccurate information regarding an insured can cause the Fund to hold a Life Insurance Policy Asset at a different carrying value than would have been the case had the medical information been known to the Advisor.
Additionally, the Advisor may lose contact with an insured after the purchase of a policy, causing a delay in ascertaining that an insured has died, or in obtaining the required documentation needed to claim the insured's death benefit.  For example, the insured or policy owner may move after the sale of the policy and not notify the Advisor.  At the time of the purchase of the policy, the Advisor will obtain contact information for the insured and/or a close family friend or relative so that it can maintain contact with them.  In addition, the Advisor (or its service providers) subscribes to various databases that use public records and other information to track individuals.  The Advisor (or its service providers) also subscribes to services that provide notice if an insured's social security number is retired due to death so that it can begin the process of obtaining a death certificate and arranging for the payout of the policy.  Despite these various services, it is still possible to lose contact with an insured, making any additional updates of medical condition for the insured impossible.  Consequently, the Fund could incur substantial unplanned expenses in locating a missing insured and could experience substantial delays in collecting death benefits, which would affect the value of the Life Insurance Policy Assets held by the Fund.  Such a loss of contact could possibly cause a delay in obtaining a death certificate for the insured, thus delaying the payout of the underlying policy. However, loss of contact with the insured does not invalidate the Fund's ownership or beneficial rights to the Life Insurance Policy Assets, because ownership rights as well as beneficiary rights are transferred when the Life Insurance Policy Assets are purchased.

Volatility of the Life Insurance Policy Assets market.  The Life Insurance Policy Assets market has experienced substantial growth in the past and may experience substantial growth in the future, which may affect the availability of Life Insurance Policy Assets.  The market for the purchase of Life Insurance Policy Assets is highly competitive.  There are few substantial barriers to prevent new competitors from entering this market.  The Advisor expects to face competition from existing competitors and new market entrants in the future.  As a result, the Advisor may not be able to acquire Life Insurance Policy Assets on behalf of the Fund on a commercially viable basis.  Changes in the economy and other changed circumstances may result in a reduced supply of Life Insurance Policy Assets and could result from, among other things, improvement in the economy, generating higher investment returns to individuals from their investment portfolios so that they do not need to sell their life insurance policies to third party purchasers.
Additionally, as the world market and demand for Life Insurance Policy Assets increases, this will affect bidding prices for Life Insurance Policy Assets.  There is a risk that worldwide demand may increase policy acquisition costs above those currently estimated and require the Advisor to reconsider the manner in which it operates on behalf of the Fund.  Increased costs associated with the acquisition of Life Insurance Policy Assets may reduce the performance of the Fund and, therefore, adversely affect the value of the Shares.

There can be no assurance that Life Insurance Policy Assets will be available for purchase by the Advisor, on behalf of the Fund, upon satisfactory or competitive terms.
The Fund's business is subject to state regulation and changes in state laws and regulations governing the Fund's business, or changes in the interpretation of such laws and regulations, could negatively affect the Fund's business.
Although the Fund is not purchasing Life Insurance Policy Assets directly from the insureds, state insurance regulations may still affect the Fund via their effect on the brokers from whom the Fund does buy the Life Insurance Policy Assets. Over the past years, the Fund has seen a dramatic increase in the number of states that have adopted legislation and regulations from model laws promulgated by either the National Association of Insurance Commissioners ("NAIC") or by the National Conference of Insurance Legislators ("NCOIL"). These laws are essentially consumer protection statutes responding to abuses that arose early in the development of the Fund industry, some of which may persist. Today, almost every state has adopted some version of either the NAIC or NCOIL model laws, which generally require the licensing of purchasers of and brokers for life insurance policies, the filing and approval of purchase agreements, and the disclosure of transaction fees. These laws also require various periodic reporting requirements and prohibit certain business practices deemed to be abusive.
State statutes typically provide state regulatory agencies with significant powers to interpret, administer, and enforce the laws relating to the purchase of life insurance policies. Under statutory authority, state regulators have broad discretionary power and may impose new licensing requirements, interpret or enforce existing regulatory requirements in different ways or issue new administrative rules. State regulators may also impose rules that are generally adverse to the life insurance industry. Because the life insurance secondary market is relatively new and because of the history of certain abuses in the industry, the Fund believes it is likely that state regulation will increase and grow more complex during the foreseeable future. The Fund cannot, however, predict what any new regulation would specifically involve.
Any adverse change in present laws or regulations, or their interpretation, in one or more states in which the Fund operates (or an aggregation of states in which the Fund conducts a significant amount of business) could result in curtailment or termination of brokers' operations in such jurisdictions, or cause them to modify their operations in a way that adversely affects the Fund's profitability due to increases in expenses borne by such brokers and passed along to the Fund via the prices of Life Insurance Policy Assets. Any such action could have a corresponding material and negative impact on our results of operations and financial condition, primarily through material decrease in revenues, and could also negatively affect the Fund's general business prospects.

If federal regulators or courts conclude that the purchase of life insurance in the secondary market constitutes, in all cases, a transaction in securities under federal law, the Fund could face increased operational expenses.
On occasion, the SEC has attempted to regulate the purchase of non-variable universal life insurance policies as transactions in securities under federal or state securities laws. In July 2010, the SEC issued a Staff Report of its Life Settlement Task Force. In that report, the Staff recommended that certain types of purchased insurance policies be classified as securities. The SEC has not taken any position on the Staff Report, and there is no indication if the SEC will take any action to implement the recommendations of the Staff Report. In addition, there have been several federal court cases in which transactions involving the purchase and fractionalization of life insurance contracts have been held to be transactions in securities under the federal Securities Act of 1933. The Fund believes that the matters discussed in the Staff Report and existing case law, do not impact the Fund's current business model since the Fund purchases of life settlements are distinguishable from those cases that have been held by courts, and advocated by the Staff Report, to be transactions in securities. For example, neither the Advisor nor any of its affiliates are involved in the fractionalization of life insurance policies.
As a practical matter, the widespread application of federal securities laws to the Fund's purchases of life insurance policies, either through the expansion of the definition of what constitutes a "security," the expansion of the types of transactions in life insurance policies that would constitute transactions in "securities," or the elimination or limitation of available exemptions and exceptions (whether by statutory change, regulatory change, or administrative or court interpretation) could burden the Fund and other companies operating in the life insurance secondary market through the imposition of additional processes in the purchase of life insurance policies or the imposition of additional corporate governance and operational requirements through the application of the 1940 Act. Any such burdens could be material.
Insurers may refuse to pay benefits on certain life insurance policies on the basis that there was no insurable interest at the time a policy was issued.  All states within the United States require that a purchaser of a life insurance policy insuring the life of an individual have an "insurable interest" in such individual's life.  Where a life insurance policy has been issued to a policy holder without an insurable interest, the insurer is not liable on the life insurance policy but must refund all premium payments, usually without interest.  Generally, there are two forms of insurable interests in the life of an individual, familial and financial.  Additionally, an individual is deemed to have an insurable interest in his or her own life.  It is a common practice for an individual, as a grantor or settlor, to form a trust, usually called an irrevocable life insurance trust, or "ILIT," to purchase and hold a life insurance policy insuring the life of the grantor or settlor, where the beneficiaries of the trust are persons who themselves, by virtue of certain blood relationships with the grantor or settlor, also have an insurable interest in the life of the insured.  Certain states within the United States have provided that a trust can have an insurable interest in the life of an insured.  Recently the issue of a lack of insurable interest has been raised by insurers and beneficiaries of estates, mostly in the context of policies the premiums of which have been financed under certain kinds of programs, so-called "stranger originated life insurance" or "STOLI" policies.  State insurance regulatory authorities are examining practices and transaction structures in premium finance programs and may impose restrictions on the establishment of ILITs, the length of the term of premium finance loans, or enact regulations concerning the length of time a policy must be held before premiums may be financed or the policy can be sold.  Additionally, courts interpreting state "insurable interest" statutes may decide that an ILIT formed in a state other than the state where the insured resided is not valid and did not, under the laws of the state where the insured resided, have an insurable interest in the life of the insured.  Any such regulation passed by insurance regulatory authorities in states where a large number of insureds reside, or unanticipated delays in the payment of a significant number of life insurance policies, or the refusal of insurance companies to pay benefits on a significant number of life insurance policies, would affect the availability and value of Life Insurance Policy Assets for purchase by the Fund, and would have a material adverse effect on the ability of the Fund to accomplish its investment objectives.  A state insurance regulatory authority or a court located in the insured's state of residence may determine that the ILIT does not have an insurable interest in the life of the insured under the laws of the insured's state of residence.  Any such determination could cause the related Life Insurance Policy Asset to be unenforceable and could result in a loss to the Fund with respect to such policy.

Creditworthiness of the issuing insurance company; an insurance policy is a liability of the issuing insurance company.  If an insurance company goes out of business, there may not be sufficient funds to pay that liability.  Many states have an insurance guarantee fund that provides payments to beneficiaries of insurance companies that go out of business, but the collection process can be prolonged and complicated, and collection may not be possible in all circumstances.  Thus, if an issuing insurance company were to cease business operations and there were insufficient amounts in the applicable state insurance guarantee fund to make payments in respect of any life insurance policies issued by such insurance company, the ability of the Fund to collect on its Life Insurance Policy Assets could be materially and adversely affected.  In an effort to counteract the risk of an insurance company with which the Fund holds Life Insurance Policy Assets ceasing business operations, the Advisor will seek to purchase Life Insurance Policy Assets from various insurers and avoid concentrating a large portion of the Fund's portfolio with a single insurer.

Life Insurance Policy Assets may be subject to contest by the issuing insurance company.  Most insurance policies have contestability clauses that allow insurance companies to challenge the validity of a policy if a claim for benefits is made within a specified period of the effective date of the policy (usually two or more years).  When an insurance company contests a benefit payment claim, it asserts that there is legal justification to deny payment of the policy benefits.  Among the legal justifications used by insurance companies within the contestability period are suicides, homicides by interested parties, and false statements relating to the health and well-being of the insured on the policy application.  The insurance company will not pay benefits if the insured dies within the contestability period and the insurance company claims a justification to cancel the policy.  After this contestability period has expired, the insurance company generally cannot challenge the enforceability of the policy, other than for non-payment of premiums and in some states certain other exceptions.
The Advisor currently intends to only purchase Life Insurance Policy Assets for which the applicable contestability period has expired.  Nevertheless, some major U.S. life insurance companies have begun asking life insurance applicants new questions regarding whether the applicant intends to finance premiums, to collaterally assign the policy as security for that financing, or to sell the insurance policy in the future.  Some life insurance companies ask whether the applicant has ever sold an insurance policy.  Misleading answers to any of these questions, as well as any of the other questions on an application, can lead to claims of fraud in the inception of a policy.  Not all claims of fraud are limited by a contractual or statutory contestability period.  The Fund will not know whether the applicants for any Life Insurance Policy Assets have made any material misrepresentations or omissions on the policy applications, and as such, the Life Insurance Policy Assets which the Fund acquires will be subject to the risk of contestability.  If an insurance company successfully contests a policy underlying Life Insurance Policy Assets the Fund has acquired, the insurance company's liability would be limited to a refund of all the insurance premiums paid for the policy without any accrued interest and, further, without the portion of the premiums paid to an insurance agent as commissions.

Losses on a significant number of Life Insurance Policy Assets which the Fund has acquired would likely have a material adverse effect on your investment in the Shares.  There is no assurance of the ultimate amount or the timing of any recovery of the proceeds relating to any of the Life Insurance Policy Assets which the Fund has acquired.
Delays in payment and non-payment of the proceeds of policies underlying Life Insurance Policy Assets held by the Fund will reduce returns to the Fund's shareholders.  A number of arguments may be made by former beneficiaries (including but not limited to spouses, ex-spouses and descendants), or by the insurance company issuing any of the underlying policies, to deny or delay payment of proceeds following the death of an insured, including arguments related to lack of mental capacity of the insured, contestability or suicide provisions in the underlying policy.  If the death of an insured cannot be verified and no death certificate can be produced, the related insurance company may not pay the proceeds of any of the underlying policies until the passage of a statutory period (usually five to seven years) for the presumption of death without proof.  There may be delays in ascertaining that an insured has died or in obtaining required documentation needed to claim the proceeds of the underlying policy.  Any delays in collecting a substantial amount of the proceeds of underlying policies could have a material adverse effect on your investment in the Shares.
Missing insureds can cause a loss on the Fund's investments in Life Insurance Policy Assets. The insured of an underlying policy which the Fund owns the Life Insurance Policy Assets of may go missing, or there may be a delay in ascertaining that an insured has died, or in obtaining the required documentation needed to claim the insured's death benefit.  The Fund could incur substantial unplanned expenses in locating a missing insured and could experience substantial delays in collecting death benefits which would affect the value of the Life Insurance Policy Asset.
Non-Diversified Status.  The Fund is a "non-diversified" investment company under the 1940 Act and will not be treated as a RIC under Subchapter M of the Code.  Thus, there are no percentage limitations imposed by the 1940 Act or the Code on the portion of the Fund's assets that may be invested in the securities of any one issuer.  The Fund's portfolio may therefore be subject to greater risk than the portfolio of a similar fund that diversifies its investments.

Tax Status.  The Fund will not qualify to be taxed as a RIC under Subchapter M of the Code and instead will be taxed as a C corporation.  While a RIC qualifies for special tax treatment and generally avoids entity level taxes, a C corporation is taxed at the standard federal corporate income tax rate, currently up to 21%, plus any applicable state or local taxes to the extent of its income and capital gains, if any.
MORE DETAILED INFORMATION ABOUT THE FUND, ITS POLICIES AND ITS RISKS CAN BE FOUND IN THE FUND'S SAI.
FUND PERFORMANCE
As the Fund has not yet commenced operations as of the date of this Prospectus, no performance information is available.

MANAGEMENT OF THE FUND
Board of Trustees
The Board has overall responsibility for the management and supervision of the operations of the Fund.  The Board has delegated responsibility for management of the Fund's day-to-day operations to the Advisor.  The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.
The individual trustees comprising the Board are not required to invest in the Fund or to own Fund shares.  A majority of the members of the Board are persons who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Trustees").  The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.  Additional information regarding the identities and biographical information of the members of the Board and officers of the Fund is set forth in the SAI.

Investment Advisor
The Fund's investment advisor is Sentinel Capital Solutions, Inc., a Maryland corporation, organized in Maryland.  The Advisor is located at 38 South Potomac Street, Suite 203, Hagerstown, Maryland 21740.  The Advisor will serve as the Fund's investment advisor, subject to the ultimate supervision of and subject to any policies or procedures established by the Board, pursuant to the terms of the Advisory Agreement between the Advisor and the Fund, dated [●] (the "Advisory Agreement").  The Advisor is responsible for the day-to-day management of the Fund's assets.  Pursuant to the Advisory Agreement, the Advisor will (1) develop and implement the Fund's investment program, (2) manage the Fund's investment portfolio and make all decisions regarding the purchase and sale of investments for the Fund and (3) provide various management and administrative services to the Fund.  The Advisor will monitor the Fund's compliance with all applicable investment limitations, including those imposed by the 1940 Act.  Additional information regarding the Advisory Agreement is set forth in the SAI.
The Advisor is entitled to an annual management fee of 1.00% of the Fund's average daily net assets.  A discussion regarding the basis for the Board's initial approval of the Advisory Agreement will be available in the Fund's first annual or semi-annual report to shareholders.
Portfolio Manager
Cort Meinelschmidt, the Chief Executive Officer and Chief Investment Officer of the Advisor, is the President, Treasurer, and Portfolio Manager of the Fund. Mr. Meinelschmidt has been the CEO / CIO of Sentinel Capital Solutions since its inception in 2011. Mr. Meinelschmidt leads the day-to-day research and trading of Sentinel's investment portfolios.  Mr. Meinelschmidt began his financial career as a Financial Advisor in 2004, earning his Accredited Asset Management Specialist designation from the College for Financial Planning in 2006.  Before entering the financial services field, Cort served for over six years as a rescue swimmer for the United States Navy.  During his service to the Navy, he was awarded, among others, the Navy and Marine Corps Achievement Medal "for exemplary performance in his demanding duties as an aircrew leading petty officer - and for 15 lives saved." Mr. Meinelschmidt currently serves on the Maryland Small Business Retirement Task Force.
The Fund's SAI provides information about the compensation received by the Portfolio Manager of the Fund, other accounts that he manages and the ownership of the Fund's equity securities.

Administrator, Accounting Agent and Transfer Agent
The Nottingham Company, Inc. will serve as the Fund's administrator and will provide various administration, fund accounting and taxation services to the Fund.  The Nottingham Company will also provide transfer agency services to the Fund.  The principal business address of The Nottingham Company is located at 116 S Franklin Street, PO Box 69, Rocky Mount, NC 27802.
Custodian
[●] will serve as the Fund's custodian.  The principal business address of [●] is located at [●].
Independent Registered Public Accounting Firm
[●] will serve as the independent registered public accounting firm for the Fund and will audit the Fund's financial statements.  The principal business address of [●] is located at [●].
FEES AND EXPENSES
Management Fee
In consideration of management services provided by the Advisor, the Fund pays the Advisor a management fee computed at the annual rate of 1.00% of the Fund's average daily net assets.  This management fee will be accrued daily as an expense to be paid out of the Fund's assets and will have the effect of reducing the Fund's NAV.
Revenue Sharing Payments
The Advisor or its affiliates may, from their own assets, respectively, make cash payments to some, but not all brokers, dealers or financial intermediaries for shareholder services and as an incentive to sell shares of the Fund and/or promote retention of their customer's assets in the Fund.  These payments, sometimes referred to as "revenue sharing," do not change the price paid by investors to purchase the Shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund or to shareholders of the Fund, including shareholder servicing, transaction processing, recordkeeping, sub-accounting and other administrative services to their customers in connection with investments in the Fund.  Revenue sharing payments may also be made to brokers, dealers and other financial intermediaries for inclusion of the Fund on preferred or recommended lists and for granting the Placement Agent or the Advisor access to sales meetings, sales representatives and management representatives of the broker, dealer or other financial intermediaries. These fees may be in addition to any distribution, administrative or shareholder servicing fees or other fees or charges paid from the Fund's assets to these financial intermediaries or by shareholders directly.  From time to time, and in accordance with applicable rules and regulations, the Advisor may also provide non-cash compensation, such as gifts, meals, tickets or event sponsorship, to representatives of various intermediaries who sell Shares or provide services to Fund shareholders.  The receipt of these fees and/or non-cash compensation may provide an incentive to a financial intermediary, or its representatives, to favor sales of the Fund over sales of other financial products.  These arrangements will not, however, change the price a shareholder pays for Shares or the amount that the Fund receives to invest on behalf of the shareholder.

Other Fees and Expenses of the Fund
The Fund bears all expenses incurred in the business of the Fund other than those specifically required to be borne by the Advisor and other service providers pursuant to their management agreements with the Fund.  Expenses borne by the Fund include, among other things:  (i) expenses for legal and independent accountants' services; (ii) costs of printing offering documents including this N-2, proxy statements, share certificates, if any, and reports to shareholders; (iii) fees and expenses relating to the Independent Trustees; (iv) prospectus printing costs; (v) fidelity bond coverage for the Fund's officers and members of the Board; (vi) errors and omissions insurance for the Fund's officers and members of the Board; (vii) brokerage costs; (viii) taxes; (ix) servicing fees; and (x) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund.  The Fund will also bear the expenses associated with the Life Insurance Policy Assets, which include: (a) life insurance policy premiums; (b) costs of obtaining estimated life expectancies from physicians and medical review services; (c) claim processing expenses; (d) costs related to actuarial services utilized to provide portfolio pricing assistance; and (e) costs associated with locating missing insureds.

PLAN OF DISTRIBUTION
This is a continuous offering of Shares as permitted by the federal securities laws.
There is  no minimum offering requirement before the Fund can begin its activities.
The Fund is offering [●] of its Shares, no par value per share, at $[●] per Share through the Placement Agent.  The Offering is being conducted on a best efforts basis.  The Offering is anticipated to have an initial closing on [●], 2018, followed by bi-monthly closings (each a "Bi-Monthly Closing") until the earlier of  [●], 2018 or the date on which all Shares offered herein have been sold.
You must purchase at least [●] Shares in this Offering ($[●]).  The Advisor (as defined below) has agreed to bear (i) all organizational expenses of the Fund, and (ii) such offering expenses of the Fund (other than the sales load) that exceed 0.5% of the aggregate offering price of the Shares.  The aggregate offering expenses (other than the sales load) to be incurred by the Fund currently are estimated to be $[●].  Proceeds to the Fund are calculated after expenses paid by the Fund.  Shares may be purchased twice per month, each, a "Bi-Monthly Closing." The Fund will accept purchases of Shares as of each Bi-Monthly Closing. The Fund will not issue Shares purchased (and an investor does not become a Shareholder with respect to such Shares) until the applicable Bi-Monthly Closing. Consequently, purchase proceeds do not represent capital of the Fund, and do not become assets of the Fund, until the date of the applicable Bi-Monthly Closing.  The Fund will apply to have the Shares listed on the New York Stock Exchange ("NYSE") under the ticker symbol "SIO." No assurance can be given that the Fund's application will be approved.
The Placement Agent is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  The Placement Agent is located at 17 State Street, New York, NY  10004.
The Placement Agent is not required to sell any specific number or dollar amount of the Shares, but will use its best efforts to sell the shares.  Pursuant to the terms of the placement agency agreement between the Fund and the Placement Agent (the "Placement Agency Agreement"), the Placement Agent may retain unaffiliated brokers or dealers to act as Selling Agents to assist in the distribution of shares.

Selling Agents are entitled to charge a sales load to each investor on the purchase price of Fund shares.  A shareholder will pay a sales charge of [●]%.  The sales load is expected to be waived for the Advisor and its affiliates, including its personnel and members of their immediate families.  The sales load will neither constitute an investment made by the investor nor form part of the assets of the Fund.  The Selling Agents' receipt of the sales load is subject to the applicable limitations imposed by the rules and regulations of FINRA.
The Fund is authorized to pay the Placement Agent a fee for the sale and distribution of the Shares.  The maximum amount of the fee authorized is 1.00% of the Fund's average daily net assets attributable to Fund shares annually.
The Fund has agreed to indemnify the Placement Agent and each person, if any, who controls the Placement Agent, against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act"), unless it is determined that the liability resulted from the willful misfeasance, bad faith or gross negligence of the person seeking indemnification, or from the reckless disregard of such person's obligations and duties.
Except as provided below, in its capacity as Placement Agent of this offering, Alexander Capital L.P. receives selling commissions and Placement Agent fees of up to [●]% and [●]%, respectively, of the Fund's public offering price per Share with respect to each Share sold in this offering. Alexander Capital will not directly or indirectly pay or award any fees or commissions or other compensation to any person or entity engaged to sell Shares or give investment advice to a potential Shareholder except to a Selling Agent. A portion of the Placement Agent fee will be used to pay for expenses incurred in connection with the distribution of the Shares, such as training and education seminars organized by Alexander Capital, certain business entertainment expenses, sales incentives, due diligence expenses (discussed more fully below), and certain gifts and other non-cash compensation received by the Selling Agents. These expenses will be paid only from the Placement Agent fee.
Alexander Capital may authorize Selling Agents to sell Shares. Alexander Capital may re-allow all or a portion of its selling commissions attributable to a Selling Agent. Alexander Capital may allocate some amount of additional compensation from its Placement Agent compensation to any Selling Agent; however, if such additional compensation is paid, then the Selling Agents that received the compensation may have additional responsibilities under the securities laws. As described above, Alexander Capital may also, in its sole discretion, re-allow to any Selling Agent all or a portion of its Placement Agent fee for reimbursement of certain expenses incurred in connection with the distribution of Shares, such as training and education seminars organized by Alexander Capital, certain business entertainment expenses, sales incentives, due diligence expenses (discussed more fully below), and certain gifts and other non-cash compensation received by the Selling Agents. The amount of the reallowance will be based on such factors as the number of Shares sold or anticipated to be sold by the Selling Agent and the assistance of the Selling Agent in marketing this offering and due diligence expenses incurred. These expenses will be paid only from the Placement Agent fee.

In addition to the payment by investors of selling commissions and the Placement Agent fees, the Fund reimburses Alexander Capital and Selling Agents for bona fide accountable due diligence expenses, which will be paid only to the extent that aggregate Placement Agent fees and such reimbursements do not exceed [●]% of the offering price. The Fund expects to reimburse Alexander Capital and Selling Agents approximately [●]% of the aggregate proceeds raised in this offering, for bona fide accountable due diligence expenses. These due diligence expenses will be included in calculating the aggregate Placement Agent fees of up to [●]% of the Fund's offering price per Share.
In addition, the selling commissions and the Placement Agent fee may be reduced or waived in the Fund's discretion in connection with certain categories of sales including, but not limited to, sales for which the Fund has agreed to provide a volume discount, sales to certain institutional investors, sales to employees of Selling Agents, sales made by certain Selling Agents at the discretion of Alexander Capital, sales through banks acting as trustees or fiduciaries and sales to the Fund's affiliates. The Fund may also make certain sales directly to these groups designated by management or the Placement Agent without a participating broker-dealer. For such direct sales, all selling commissions and Placement Agent fees will be waived. The amount of net proceeds to the Fund will not be affected by reducing or eliminating the selling commissions or the Placement Agent fee payable in connection with sales to such institutional investors and affiliates.
The Advisors and their affiliates will be expected to hold their Shares purchased as Shareholders for investment and not with a view towards distribution.
To the extent permitted by applicable law and the Fund's Agreement and Declaration of Trust (the "Declaration of Trust") and By-Laws, the Fund will indemnify participating Selling Agents and Alexander Capital against certain liabilities arising under the Securities Act and liabilities arising from breaches of the Fund's representations and warranties contained in the Placement Agency Agreement. Selling Agents participating in the offering of Shares are not obligated to obtain any subscriptions on the Fund's behalf.

DESCRIPTION OF CAPITAL STRUCTURE
The Fund was organized as a statutory trust under the laws of the state of Delaware on February 15, 2018.  The Declaration of Trust provides that the Board may authorize separate classes of shares of beneficial interest.
Common Shares
The Fund is authorized to issue an unlimited number of common shares.  The Board is authorized to increase or decrease the number of common shares the Fund is authorized to issue.  Each common share has one vote at all meetings of shareholders and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable.
All common shares are equal as to dividends, assets and voting privileges.  The Fund will send periodic reports (including financial statements) to all shareholders.  The Fund does not intend to hold annual meetings of shareholders.  Shareholders do not have preemptive, subscription or conversion rights, and are not liable for further calls or assessments.  Shareholders are entitled to receive dividends only if and to the extent declared by the Board, and only after the Board has made provision for working capital and reserves as it in its sole discretion deems advisable.  Common shares are not available in certificated form.
In general, any action requiring a vote of the holders of the common shares of the Fund shall be effective if taken or authorized by the affirmative vote of a majority of the outstanding common shares.  Any change in the Fund's fundamental policies may also be authorized by the vote of the holders of two-thirds of the common shares present at a shareholders' meeting if the holders of a majority of the outstanding common shares are present or represented by proxy.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, shareholders are entitled to share ratably in all the remaining assets of the Fund, after payment of all of the liabilities of the Fund.

Preferred Shares
The Fund is authorized to issue an unlimited number of Preferred Shares.  The Fund's obligations to holders of any outstanding Preferred Shares may include dividend and liquidation preferences.  To date, the Fund has not issued any Preferred Shares.  The Fund does not anticipate issuing Preferred Shares during the current fiscal year, but it may consider doing so in the future.
Under the 1940 Act, the Fund may issue Preferred Shares so long as immediately after any issuance of Preferred Shares the value of the Fund's total assets (less all Fund liabilities and indebtedness that is not senior indebtedness) is at least twice the amount of the Fund's senior indebtedness plus the involuntary liquidation preference of all outstanding Preferred Shares.
The 1940 Act also requires that the holders of any Preferred Shares, voting as a separate class, have the right to:  (1) elect at least two Board members at all times; and (2) elect a majority of the Board members at any time when dividends on any series of preferred shares are unpaid for two full years.  In each case, the holders of common shares voting separately as a class will elect the remaining Board members.
DETERMINATION OF NET ASSET VALUE
Calculating NAV
The NAV is calculated by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding.  On each day that the NAV is calculated, the Advisor will adjust the value of all Life Insurance Policy Assets pursuant to an adjustment model provided by the Valuation Agent (defined below).  The adjustment model will be based upon:  (a) the most recently calculated future cash flows provided by the Valuation Agent; (b) the most recently determined life expectancy of those insureds under Life Insurance Policy Assets; and (c) the then current discount rate as approved by the Board (see "Valuation of Portfolio Securities and Use of Fair Value Pricing," below).
The NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) each business day the NYSE is open.  It is not calculated on days the NYSE is closed for trading.  The NYSE is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.

Valuation of Portfolio Securities and Use of Fair Value Pricing
Pricing Procedures for Fixed Income Securities
Each security owned by the Fund that is listed on a securities exchange will be valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price on the exchange that the Advisor generally considers to be the principal exchange on which the stock is traded.  If there has been no sale on such exchange on such day, the security will be valued at the mean between the bid and asked prices on such day.
Debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.
Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO").  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
When market quotations are not readily available, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market, and/or world events cause the Advisor to believe that a security's last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Valuation Committee.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon its sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.
Pricing Procedures for Life Insurance Policy Assets
It is impossible to predict with a high level of accuracy the value of any single Life Insurance Policy Asset.  Because an individual may live longer or shorter than predicted, the value of their Life Insurance Policy Asset is uncertain.  The Fund plans to mitigate against such uncertainty by maintaining a large pool of Life Insurance Policy Assets.  The Fund believes that the larger the portfolio of Life Insurance Policy Assets the Fund owns, the greater the likelihood that the Fund will achieve its expected results. To the Fund's knowledge, rating agencies generally suggest that portfolios of life insurance policies be diversified enough to achieve actuarial stability in receiving expected cash flows from underlying mortalities. For instance, in a study published in 2016, A.M. Best concluded that at least 300 life insurance policies are necessary to "produce more stable cash flows."  A.M. Best also notes that the concentration of a fund in any one Life Insurance Policy Asset should not exceed 3.33% of the face value of a fund's pool of Life Insurance Policy Assets.
The Advisor will determine the value of a Life Insurance Policy Asset, based upon a proprietary formula (the "Formula") factoring in, among other considerations, the insured's age and gender, and in turn choose whether to purchase such Life Insurance Policy Asset.  The Advisor will use the Formula to determine which Life Insurance Policy Assets to purchase. The Formula will rely, in part, upon the "United States Life Table," published by the CDC. Each year, the CDC publishes a Life Table based on data from approximately 3.5 years prior to publication. For example, the 2012 Life Table was published in September 2016.  The Advisor will only purchase Life Insurance Policy Assets associated with individuals at least seventy (70) years old, with the exception of viatical settlements.  The Advisor does not intend to allocate a large portion of the NAV to viatical settlements.

The Valuation Committee will be utilized to examine and modify the Formula, as the Valuation Committee believes necessary.  The Valuation Committee is comprised of Mr. Cort Meinelschmidt, as the President, Treasurer, and Portfolio Manager of the Fund, Mr. Daniel J. O'Connor and Mr. Donald Deans, the Independent Trustees. Mr. Robert Meschi will act as an independent consultant to the Valuation Committee. The Valuation Committee will meet every quarter to reevaluate the Formula.
Pricing procedures for Lottery Payments, Structured Settlements, and Annuities
The present value of an annuity is the current value of a set of cash flows in the future, given a specified rate of return or discount rate.  The future cash flows of the annuity are discounted at the discount rate.

REPORTS TO SHAREHOLDERS
The Fund will send to its shareholders unaudited semi-annual and audited annual reports within 60 days after the close of the period for which the report is being made, or as otherwise required by the 1940 Act.
DISTRIBUTIONS AND TAXES
Distributions
The Fund will make distributions to shareholders in its sole discretion.  Information on the taxation of such distributions to shareholders is set forth under "Taxes," below.
Taxes
The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a Fund shareholder that acquires, holds and/or disposes of Fund shares, and reflects provisions of the Code, existing regulations of the U.S. Department of the Treasury, rulings published by the Internal Revenue Service, and other applicable authority, as of the date of this Prospectus.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice.  For more detailed information regarding tax considerations, consult the SAI.

The Fund will not qualify as a RIC under Subchapter M of the Code because it will not satisfy the source of income ("Good Income") requirement applicable to RICs.  The Good Income requirement mandates that the Fund, in order to qualify as a RIC, would have to receive 90% or more of its income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies.  Based on current applicable tax guidance, the income earned by the Fund from its investments in Life Insurance Policy Assets will not constitute qualifying income under the Good Income test, and therefore the Fund will not qualify as a RIC.  As a result, the Fund will not obtain the advantages of the elimination (or, in some cases, reduced rate) of entity-level taxation applicable to RICs.  As a C corporation, the Fund is not permitted to deduct any dividends paid to shareholders in computing its federal taxable income.  However, as a C corporation, the Fund is not subject to the annual distribution requirements applicable to RICs, nor is it subject to the federal excise taxes applicable to RICs.
Because the Fund does not qualify as a RIC, it is taxed as a corporation under Subchapter C of the Code and is therefore subject to corporate-level federal income tax on all of its net taxable income at regular corporate income tax rates (current maximum of 21%).  Accordingly, the Fund will be subject to federal corporate income taxes on the full amount of its taxable income and gains.  As a C corporation, the Fund is not permitted to deduct any dividends paid to shareholders in computing its federal taxable income.  However, as a C corporation, the Fund may use ordinary losses to offset net capital gains and may carry-forward and carry-back net operating losses.
If the Fund makes any distributions to its shareholders, such distributions would be taxable to the shareholders as follows.  First, as ordinary income to the extent of the Fund's current and accumulated earnings and profits.  For noncorporate shareholders, these Fund distributions should constitute "qualified dividends" eligible for taxation at the rates applicable to long-term capital gains (current maximum of 20%) if the noncorporate shareholder meets certain holding period requirements with respect to his or her Fund shares.  Second, to the extent any distribution exceeds the Fund's current and accumulated earnings and profits, such distribution will be treated as: (i) tax free return of capital to the extent of the shareholder's basis in his or her Fund shares (with a corresponding reduction in basis, but not below zero), with (ii) the remaining balance of such distribution, if any, taxed as if resulting from the sale or exchange of the shareholder's underlying Fund shares, which would generally result in capital gain for the shareholder (either short-term or long-term, depending upon the shareholder's holding period for the underlying Fund shares).  Subject to certain limitations under the Code, distributions from the Fund to corporate shareholders should qualify for the intercorporate dividends-received deduction.

The foregoing briefly summarizes some of the important U.S. federal income tax consequences to shareholders of investing in the Shares and reflects the U.S. federal tax law as of the date of this Prospectus.  This section is not intended to be a full discussion of U.S. federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular shareholder.  You are urged to consult your own tax adviser.
LEGAL COUNSEL
Lucosky Brookman LLP, 101 Wood Avenue South, 5th Floor, Woodbridge, New Jersey 08830, serves as legal counsel to the Fund.  Lucosky Brookman LLP does not represent potential investors with respect to their investment in the Fund.
ADDITIONAL INFORMATION
The Fund will be subject to the informational requirements of the 1934 Act and the 1940 Act and in accordance therewith, files reports and other information with the SEC.  Reports, proxy statements and other information filed by the Fund with the SEC pursuant to the informational requirements of such Acts can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Washington, D.C. 20549.  The SEC maintains a web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Fund (when available), that file electronically with the SEC.
This Prospectus constitutes part of a Registration Statement filed by the Fund with the SEC under the Securities Act and the 1940 Act.  This Prospectus omits certain of the information contained in the Registration Statement, and reference is hereby made to the Registration Statement and related exhibits for further information with respect to the Fund and the Shares offered hereby.   Any statements contained herein concerning the provisions of any document are not necessarily complete, and, in each instance, reference is made to the copy of such document field as an exhibit to the Registration Statement or otherwise filed with the SEC.  Each such statement is qualified in its entirety by such reference.  The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations or free of charge through the SEC's website (http://www.sec.gov).

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Introduction	1
Investment Objective and Policies	1
Management of the Fund	7
Codes of Ethics	13
Proxy Voting Policies and Procedures	14
Investment Advisory and Other Services	14
Portfolio Manager	17
Portfolio Transactions	18
Taxation	21
Financial Statements	23
PRIVACY NOTICE
The Fund collects non-public personal information about you from the following sources:
•	Information the Fund receives about you on applications or other forms;

•	Information you give the Fund orally; and/or

•	Information about your transactions with the Fund or others.

The Fund does not disclose any non-public personal information about the Fund's shareholders or former shareholders without the shareholder's authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom the Fund has contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is neither a prospectus nor an offer to sell these securities, and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION
SCS INSURANCE OPPORTUNITIES FUND
Common Shares of Beneficial Interest

This Statement of Additional Information ("SAI") is not a prospectus.  This SAI should be read in conjunction with the prospectus of SCS Insurance Opportunities Fund (the "Fund"), dated [●], 2018 (the "Prospectus"), as it may be supplemented from time to time.  Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectus.  This SAI does not include all information that a prospective investor should consider before purchasing the Fund's securities.
You should obtain and read the Prospectus and any related Prospectus supplement prior to purchasing any of the Fund's securities.  A copy of the Prospectus may be obtained without charge by calling the Fund toll-free at (301) 665-9038 or by visiting the Fund's Internet web site at [●].  Information on the Fund's website is not incorporated herein by reference.  The registration statement of which the Prospectus is a part can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") at 100 F Street NE, Washington, D.C.  You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090.  The Fund's filings with the SEC are also available to the public on the SEC's Internet web site at www.sec.gov.  Copies of these filings may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549-0102.

TABLE OF CONTENTS

INTRODUCTION	1
INVESTMENT OBJECTIVE AND POLICIES	1
MANAGEMENT OF THE FUND	7
CODES OF ETHICS	13
PROXY VOTING POLICIES AND PROCEDURES	14
INVESTMENT ADVISORY AND OTHER SERVICES	14
PORTFOLIO MANAGER	17
PORTFOLIO TRANSACTIONS	18
TAXATION	21
FINANCIAL STATEMENTS	23

INTRODUCTION
The Fund is a newly-organized Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company.  The Fund currently offers one class of common shares of beneficial interest ("shares").  The Fund's board of trustees (the "Board") has authority under the Fund's Agreement and Declaration of Trust, dated as of February 15, 2018, to create and classify shares into separate classes or series and to classify and reclassify any series of shares into one or more classes without further action by the Fund's shareholders.
Sentinel Capital Solutions, Inc. (the "Advisor") serves as the Fund's investment adviser.    Alexander Capital L.P. (the "Placement Agent") serves as the Fund's Placement Agent.
The following information relates to and supplements the description of the Fund's investment objective, investment strategies and related risks contained in the Prospectus.  See the Prospectus for a more complete description of the Fund's investment objective, investment policies and related risks.  Investing in the Fund entails certain risks and there is no assurance that the Fund will achieve its investment objective.  Capitalized terms used but not defined herein have the same meaning as in the Prospectus.
INVESTMENT OBJECTIVE AND POLICIES
Whenever an investment objective, policy or strategy of the Fund discussed in this SAI and in the Prospectus states a maximum (or minimum) percentage of the Fund's assets that may be invested in any type of securities or asset class, the percentage is determined immediately after the Fund's acquisition of that investment, except with respect to percentage limitations on borrowing.  In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions.  If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.
1

Investment Objective
The Fund's investment objective is to seek capital appreciation (with a target yield of 5.0%) while providing a small to moderate level of current income.  The Fund pursues its investment objective by investing, through brokers, primarily in a combination of life insurance policy assets and certain guaranteed interval payments.  The guaranteed interval payments which the Fund plans to pursue include annuities, lottery payments, and structured settlements.  There is no assurance that the Fund will achieve its investment objective.

Fundamental Investment Policies
The Fund's investment objective is fundamental and, therefore, may not be changed without the favorable vote of the holders of a majority of the outstanding voting securities of the Fund.  Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.
In addition to the Fund's investment objective and repurchase policy, the following investment restrictions of the Fund are designated as fundamental policies and, as such, may only be changed if the change is approved by the favorable vote of the holders of a majority of the Fund's outstanding voting securities (as defined under the 1940 Act).
The Fund may not:
(1)	Issue senior securities other than (i) as permitted by applicable law; (ii) preferred shares that immediately after issuance will have asset coverage of at least 200%; (iii) indebtedness that immediately after issuance will have asset coverage of at least 300%; or (iv) borrowing permitted by investment restriction (2) below.

(2)	Borrow money, except in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value.

2

(3)	Make loans, except through (a) the purchase of debt obligations, loan interests and other interests or obligations in accordance with the Fund's investment objective and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; or (c) loans as permitted by applicable law or pursuant to an exemptive order granted under the 1940 Act.

(4)	Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

(5)	Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of issuers that invest or deal in real estate, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate it has acquired as a result of the ownership of securities.

(6)	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies
The Board has adopted additional investment restrictions for the Fund.  These restrictions are operating policies of the Fund and may be changed by the Board without shareholder approval.  The additional restrictions adopted by the Board to date include the following:
(1)
The Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

(2)
The Fund may not mortgage, pledge, hypothecate or in any manner transfer any securities or other assets owned or held by the Fund except in connection with permitted borrowings (such borrowings not to exceed 33 1/3% of the value of the Fund's total assets, including the amount borrowed) and in connection with margin deposits, security interests, liens and collateral arrangements with respect to transactions involving short sales, options, futures contracts and other permitted investment techniques.

3

(3)	The Fund may not purchase securities of other investment companies except in compliance with the 1940 Act.

Other Investment Strategies and Related Risks
Asset-Backed Securities
The Fund may invest in certain types of asset-backed securities.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).  Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term.  The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.
The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets.  The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value.  Value is also affected if any credit enhancement has been exhausted.
Structured Notes
The Fund may invest in structured notes.  Structured notes are derivative debt securities, the interest rate and/or principal of which is determined by an unrelated indicator.  The value of the principal of and/or interest on structured notes is determined by reference to changes in the return, interest rate or value at maturity of a specific asset, reference rate or index (the "reference instrument") or the relative change in two or more reference instruments.  The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference instruments.  Structured notes may be positively or negatively indexed, so that an increase in value of the reference instrument may produce an increase or a decrease in the interest rate or value of the structured note at maturity.  In addition, changes in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such note may be very volatile.  Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument.  Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.  In order to cover structured notes, the Fund, to the extent required by the SEC, will segregate any such assets, either physically or by "earmarking" them as segregated in accordance with SEC positions, to cover its obligations with respect to such instruments.
4

Shares of Other Investment Companies
The Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or exchange-traded funds ("ETFs").  The Fund's investments in money market mutual funds may be used for cash management purposes and to maintain liquidity.  The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund (such limits do not apply to investments in money market funds).  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.
5

If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days.  In addition to the advisory and operational fees the Fund bears directly in connection with their own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.
Equity Securities
An equity security (such as a stock, partnership interest or other beneficial interest in an issuer) represents a proportionate share of the ownership of a company.  Its value is based on the success of the company's business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.
The risks of investing in companies in general include business failure and reliance on erroneous reports.  To the extent the Fund is invested in the equity securities of small- or medium-size companies, directly or indirectly, it will be exposed to the risks of smaller sized companies.  Small- and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines or services, markets or financial resources, or are dependent on a small management group.  In addition, because these securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.
6

MANAGEMENT OF THE FUND
The Board is comprised of trustees and is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities.  The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations.  The Fund does not normally hold shareholders' meetings except when required by the 1940 Act or other applicable law.
Board Leadership Structure
The Board is comprised of three trustees in total, including one trustee who is an "interested person" of the Fund as that term is defined in the 1940 Act (an "Interested Trustee") and two trustees that are each not an "interested person" of the Fund as that term is defined in the 1940 Act (each, an "Independent Trustee").  The two Independent Trustees comprising the Board are Daniel J. O'Connor and Donald Deans.  The one Interested Trustee comprising the Board is Cort Meinelschmidt.  The Fund's Chairman, Mr. Meinelschmidt, is an Interested Trustee by virtue of his positions with the Fund and the Advisor.  The Fund has not appointed a lead Independent Trustee.
The Board has established two standing committees, the Audit Committee and the Valuation Committee, which are discussed in greater detail under "Board Committees," below.  Each of the Independent Trustees are members of the Audit Committee.  Inclusion of all two Independent Trustees as members of the Audit Committee allows such Trustees to participate in the full range of the Board's oversight duties, including oversight of risk management processes.
In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees select and nominate all candidates for Independent Trustee positions.  Each trustee was appointed to serve on the Board because of his experience, qualifications, attributes and/or skills as set forth in the subsection "Trustee Qualifications," below.  The Board reviews its leadership structure regularly.  The Board believes that its leadership structure is appropriate and effective in light of the size and structure of the Fund and the nature of their business and industry practices.
7

The Board's role is one of oversight rather than day-to-day management of the Fund.  The Board's committee structure assists with this oversight function.  The Board's oversight extends to the Fund's risk management processes. The full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer (the "CCO") at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the CCO is the primary recipient and communicator of such risk-related information.
The Board has appointed the CCO, who reports directly to the Board and who participates in the Board's regular meetings.  In addition, the CCO presents an annual report to the Board in accordance with the Fund's compliance policies and procedures.  The CCO, together with the Fund's other officers, regularly discusses risk issues affecting the Fund during Board meetings.  The CCO also provides updates to the Board on the operation of the Fund's compliance policies and procedures and on how these procedures are designed to mitigate risk.  Finally, the CCO and/or other officers of the Fund report to the Board in the event any material risk issues arise in between Board meetings.
Officers and Trustees
The name and age of the officers and trustees, as well as their positions with the Fund, and principal occupations during the past five years are shown below.  Each trustee serves for an indefinite term, until that person resigns and/or a successor is elected and qualified.  Officers are elected by the Board.  Each trustee oversees the Fund.  The address of each trustee and officer is 38 South Potomac Street, Suite 203, Hagerstown, Maryland 21740.  Ages of the officers and trustees are provided as of February 9, 2018.
8

Independent Trustees
Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee
Donald Deans Age: 68	Independent Trustee	Indefinite Term; Since Inception	Managing Director of Deans Consulting, LLC since 2013	N/A
Daniel J. O'Connor Age: 53	Independent Trustee	Indefinite Term; Since Inception
Vice Chairman of Board of Trustees of BioNJ; Member of Board of Directors of Oncosec Medical since September 2017 and Chief Executive Officer since November 2017; President and Chief Executive Officer of Advaxis, Inc. from January 2013 to July 2017.
N/A

Interested Trustee and Officers
Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee
Cort Meinelschmidt * Age: 39	President, Treasurer, and Portfolio Manager	Indefinite Term; Since Inception	CEO / CIO of Sentinel Capital Solutions since its inception in 2011.	N/A
*Mr. Meinelschmidt is an Interested Trustee of the Fund by virtue of his positions with the Advisor.
9

Trustee Qualifications
The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board's conclusion that each individual identified below is qualified to serve as a trustee of the Fund.
Donald Deans, CPA, age 68. Mr. Deans founded Deans Consulting, LLC, a tax strategies consulting firm in 2013. Mr. Deans has supported individual and corporate clients as a CPA for more than 40 years and as a registered representative for 18 years. Mr. Deans began his career at Haskins & Sells in 1974 and was a partner at Deloitte Haskins & Sells from 1985-1990. In 1996, Mr. Deans joined the financial services sector. He holds FINRA licenses 6, 7, 63, 65 and 24. Mr. Deans hold a BSIR and MBA from the University of North Carolina in Chapel Hill.
Daniel O'Connor, J.D., age 53. Mr. O'Connor has served on the Board of Directors of Oncosec Medical Incorporated since September 2017 and has served as Chief Executive Officer of Oncosec since November 2017. Mr. O'Connor served in various senior roles for Advaxis, Inc. from August 2013 until his resignation in July 2017, including most recently as President and Chief Executive Officer. At Advaxis, Mr. O'Connor led the company in raising more than $250 million in funding and facilitated the company's transformation into a patient-focused cancer immunotherapy company. During his tenure at Advaxis, Mr. O'Conner was also instrumental in establishing partnerships with other companies, including Amgen Inc., Merck & Co. and Bristol-Myers Squibb. In addition, under his leadership, Advaxis advanced four new cancer immunotherapy drug candidates into clinical trials, as well as several PD-1 combination clinical studies with Merck's drug Keytruda® and Bristol-Myers Squibb's drug Opdivo®. Previously, Mr. O'Connor was Senior Vice President for ImClone Systems, where he supported the clinical development, launch, and commercialization of ImClone's drug ERBITUX®, and the sale of ImClone to Eli Lilly in 2008. Prior to that, Mr. O'Connor served as General Counsel at PharmaNet (now inVentiv Clinical Health), and was part of the senior leadership team that grew the company from a start-up contract research organization into a leader in clinical research. Mr. O'Connor is a 1995 graduate of the Penn State University's Dickinson School of Law in Carlisle, Pennsylvania and currently serves as an Entrepreneur Trusted Advisor to its Dean. He graduated from the United States Marines Corps Officer Candidate School in 1988 and was commissioned as an officer in the U.S. Marines, attaining the rank of Captain while serving in Saudi Arabia during Operation Desert Shield. Mr. O'Connor is currently the Vice Chairman of BioNJ and was formerly a New Jersey criminal prosecutor.
10

Cort Meinelschmidt, age 39. Mr. Meinelschmidt, the Chief Executive Officer and Chief Investment Officer of the Advisor, is the Portfolio Manager of the Fund. Mr. Meinelschmidt has been the CEO / CIO of Sentinel Capital Solutions since its inception in 2011. Mr. Meinelschmidt leads the day-to-day research and trading of Sentinel's investment portfolios.  Mr. Meinelschmidt began his financial career as a Financial Advisor in 2004, earning his Accredited Asset Management Specialist designation from the College for Financial Planning in 2006.  Before entering the financial services field, Cort served for over six years as a rescue swimmer for the United States Navy.  During his service to the Navy, he was awarded, among others, the Navy and Marine Corps Achievement Medal "for exemplary performance in his demanding duties as an aircrew leading petty officer - and for 15 lives saved." Mr. Meinelschmidt currently serves on the Maryland Small Business Retirement Task Force.
Board Committees
As part of its oversight responsibilities of the Fund and the Advisor, the Board has established certain committees.  As of [●], 2018, the committees of the Board include the Audit Committee and the Valuation Committee.

 Audit Committee.  The Audit Committee is comprised of Mr. Daniel J. O'Connor and Mr. Donald Deans, each of whom is an Independent Trustee.  The primary functions of the Audit Committee are to provide oversight regarding the Fund's accounting and financial reporting policies and practices, including the selection of the independent registered public accounting firm to be retained to perform the annual audit of the Fund, reviewing the results of the audit and the Fund's internal controls, and approving in advance all permissible non-audit services performed by the independent auditors.  The Audit Committee acts as a liaison between the Fund's independent registered public accounting firm and the full Board.  As the Fund is new, the Audit Committee has not yet met with respect to the Fund.
Valuation Committee.   The Valuation Committee is comprised of Mr. Cort Meinelschmidt, as the Portfolio Manager of the Fund, Mr. Daniel J. O'Connor and Mr. Donald Deans, the Independent Trustees.  Mr. Robert Meschi will act as an independent consultant to the Valuation Commitee.  The Board approved valuation and liquidity procedures for the Fund, which set forth the Valuation Committee operating procedures.  The Valuation Committee oversees implementation of the Fund's valuation and liquidity procedures and makes fair valuation determinations on behalf of the Board pursuant to such procedures.  The Valuation Committee will meet quarterly, or more frequently as necessary.
11

The Board may from time to time establish additional committees as deemed in the best interest of the Fund.
Robert Meschi, age 45. Mr. Meschi will act as an independent consultant to the Valuation Committee. Mr. Meschi is a Senior Vice President at Intertrust USA, a company that provides fund and corporate services to fund managers. Mr. Meschi has been with Intertrust since 201, and provides fiduciary services to investment funds and has extensive experience with the establishment, review and oversight of investment vehicles. Prior to joining Intertrust, Mr. Meschi was Head of Research at Sciens Capital, a fund of hedge funds, where he performed due diligence on hedge funds as well as on acquisitions of other firms. Before Sciens and through 2007, Mr. Meschi was with Ivy Asset Management for ten years, where he was the Director of Research and was also a Portfolio Manager for discretionary and non-discretionary portfolios, a member of the Investment and Risk Committees and also built and led the firm's dedicated Operational Due Diligence team. Mr. Meschi received an MBA in Finance from Hofstra University and a Bachelor of Science in Finance from Siena College. Mr. Meschi has earned the Chartered Financial Analyst designation.
Trustee Compensation
Interested Trustees and fund officers are not compensated by the Fund.  The Fund pays Independent Trustees $7,500 per year and reimburses reasonable travel and expense costs related to attending meetings.   The following table provides the estimated fees expected to be paid to the Independent Trustees by the Fund for the fiscal year ending December 31, 2018:
Name of Trustee	Aggregate Compensation From Fund
Daniel J. O'Connor	$7,500
Donald Deans	$7,500
12

Trustee Ownership of Fund Shares
The following tables provide the dollar range of equity securities of the Fund beneficially owned by the trustees as of the date of this SAI:
Name of Trustee	Dollar Range of Fund Shares Owned
Daniel J. O'Connor	None
Donald Deans	None
Cort Meinelschmidt	None
The officers and trustees of the Fund, as a group, did not own any of the Fund's outstanding shares as of the date of this SAI.
None of the Independent Trustees (nor any of their immediate family members) owned beneficially or of record any class of securities of the Advisor or the Placement Agent, or any of their affiliates.  None of the Independent Trustees (nor any of their immediate family members) have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Placement Agent, or any of their affiliates.
Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of the date of this SAI, there were no principal shareholders or control persons of the Fund.
CODES OF ETHICS
The Fund, the Advisor and the Placement Agent each have adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act.  Each code of ethics applies to the personal investing activities of the trustees, directors, officers and certain employees of the Fund, the Advisor or the Placement Agent ("Access Persons"), as applicable.  Each code of ethics is designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Each code of ethics permits Access Persons to trade securities for their own accounts, including securities that may be purchased or held by the Fund, and generally requires them to report their personal securities.  Each code of ethics will be included as an exhibit to the Fund's registration statement, which will be on file with the SEC, and available as described on the cover page of this SAI.
13

PROXY VOTING POLICIES AND PROCEDURES
The Board has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Policies") adopted by the Advisor.  Proxies are voted according to the Advisor's written guidelines and consistent with the Advisor's fiduciary responsibility with respect to securities owned by clients for which it serves as investment adviser and for which it has the power to vote proxies.  In addition to addressing such general areas as elections of directors and auditors, corporate governance, and proposed reorganizations, these guidelines describe how the voting of proxies is to be resolved in the event that a material conflict of interest is identified.  Where a proxy proposal raises a material conflict between the Advisor's interests and the Fund's interests, the Advisor will resolve the conflict by using any of the following methods:  (i) adopting a policy of disclosing the conflict to the Board and obtaining its consent before voting; (ii) basing the proxy vote on pre-determined voting guidelines if the application of the guidelines to the matter presented involves minimal discretion on the part of the Advisor; or (iii) using the recommendations of an independent third party.
The Fund is required to annually file Form N-PX, which lists the Fund's complete proxy voting record for the most recent 12-month period ending June 30.  The Fund's proxy voting record is available without charge, upon request, by calling the Fund toll-free at [●] and on the SEC's website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
The Fund's investment adviser is Sentinel Capital Solutions, Inc., a Maryland corporation organized in 2011.  The Advisor is located at 38 South Potomac Street, Suite 203, Hagerstown, Maryland 21740.  Subject to the supervision and control of the Board, the Advisor serves as the Fund's investment adviser, pursuant to an investment advisory agreement (the "Advisory Agreement").  The Advisory Agreement was approved by the Board (including a majority of the Independent Trustees, as defined above), at a meeting held in person on January 29, 2018, and approved on that date by the then sole shareholder of the Fund.
14

Cort Meinelschmidt serves as CEO and CIO of the Advisor and has a controlling interest in the Advisor.  Mr. Meinelschmidt has previously served as a financial adviser and was a decorated rescue swimmer in the United States Navy.
The Advisor is responsible for: (1) developing and implementing the Fund's investment program, (2) managing the Fund's investment portfolio, and (3) providing various management and administrative services to the Fund.  The Advisory Agreement provides that, in consideration for providing certain management services (provided by the Advisor or an affiliate) and administrative services (provided by the Advisor or an affiliate), the Advisor will be entitled to receive the management fee ("Management Fee"), computed at the annual rate of 1.00% of the Fund's average daily net assets.  The Management Fee arrangement between the Fund and the Advisor was also approved in person by the Board (including a majority of the Independent Trustees), and approved on that date by the then sole shareholder of the Fund, on January 29, 2018.
Those certain administrative services provided by the Advisor (or an affiliate) will include: providing office space and other support services and personnel as necessary to operate the Fund; supervising the entities retained to provide administrative and custody services to the Fund; providing shareholders with information concerning their investments; preparing investor communications; assisting in the drafting and updating of disclosure documents relating to the Fund and in the preparation of the Fund's offering materials; maintaining and preserving certain records of the Fund (or supervising the entities retained to provide such record-keeping services); preparing and filing various materials with state and federal regulators and assisting in the preparation and filing of tax returns for the Fund; providing, or arranging for the provision of, legal and regulatory advice in connection with administrative functions; monitoring compliance with regulatory requirements and with the Fund's investment objective, policies and restrictions; reviewing accounting records and financial reports of the Fund; assisting with the preparation of the Fund's financial reports and acting as liaison with the Fund's custodian, administrator, transfer agent and independent auditor; coordinating and organizing meetings of the Board and of shareholders (if any); preparing materials and reports for use in connection with meetings of the Board and its committees; assisting the Fund or its agents in conducting offers to repurchase shares; and reviewing and arranging for payment of the Fund's expenses.
15

The Advisory Agreement provides for indemnification by the Fund of the Advisor and its affiliates and any of its respective officers, directors, employees, members and agents from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) incurred by them in connection with, or resulting from, their actions or inactions in connection with the performance of or under the Advisory Agreement.  Indemnification is only available to the extent the loss, claim, damage liability or expense did not result from willful misfeasance, bad faith or gross negligence in the performance by the persons seeking indemnification of their duties, or the reckless disregard of their obligations and duties, under the Advisory Agreement.
The Advisory Agreement provides that it will continue in effect for two years from the Fund's commencement of operations and that, after the initial period of effectiveness, will continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Board who are not parties to the agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such continuance, and either:  (i) the vote of a majority of the outstanding shares of the Fund; or (ii) the vote of a majority of the full Board.  The Advisory Agreement also provides that it may be terminated at any time, without the payment of any penalty, either by: (i) the Fund, by action of the Board or by vote of a majority of the outstanding shares of the Fund, on 60 days' written notice; or (ii) the Advisor on 90 days' written notice to the Fund.  The Advisory Agreement will terminate immediately in the event of its "assignment" (as defined in the 1940 Act).  A discussion regarding the Board's approval of the Advisory Agreement and the factors the Board considered will be included in the Fund's next annual or semi-annual report to shareholders.
Administrator, Accounting Agent and Transfer Agent
The Nottingham Company, Inc. will serve as the Fund's administrator and will provide various administration, fund accounting and taxation services to the Fund.  The Nottingham Company will also provide transfer agency services to the Fund.  The principal business address of The Nottingham Company is located at 116 S Franklin Street, PO Box 69, Rocky Mount, NC 27802.
16

Custodian
[●] will serve as the Fund's custodian.  The principal business address of [●] is located at [●].
Legal Counsel
Lucosky Brookman LLP, 101 Wood Avenue South, 5th Floor, Woodbridge, New Jersey 08830, serves as counsel to the Fund.
Independent Registered Public Accounting Firm
[●] will serve as the independent registered public accounting firm for the Fund and will audit the Fund's financial statements.  The principal business address of [●] is located at [●].
PORTFOLIO MANAGER
Cort Meinelschmidt has served as the Fund's portfolio manager (the "Portfolio Manager") since its inception.  As of the date of this SAI, the Portfolio Manager did not manage any other registered investment companies, other pooled investment vehicles or other accounts.
Compensation
The Portfolio Manager will receive a base salary from the Advisor.  In addition, as an owner of the Advisor, the Portfolio Manager is also entitled to compensation payments made based on the Advisor's revenues which will be paid annually or semi-annually by the Advisor.  The amounts of such payments are tied to a subjective determination as to the overall contribution to the Advisor, but are not specifically related to the investment performance of the Fund.
Conflicts of Interest
The Advisor, including the Portfolio Manager specifically, may in the future manage additional registered investment companies, private accounts and unregistered private investment funds which may or may not have similar strategies to that of the Fund.  This may give rise to potential conflicts of interest in connection with the management of the Fund's investments on the one hand and the investments of the other accounts on the other.  A possible conflict could include the Portfolio Manager's knowledge about the size, timing and possible market impact of the Fund's trades, whereby the Portfolio Manager could use this information to the advantage of another account and to the disadvantage of the Fund.  In addition, the Portfolio Manager could potentially favor one account over another, including the Fund.
17

Fund Shares Owned by the Portfolio Manager
As of the date of this SAI, the Portfolio Manager did not own any Fund shares.
PORTFOLIO TRANSACTIONS
Pursuant to the Advisory Agreement, the Advisor determines which investments are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions.
Life Settlement Policies Transactions
Decisions regarding the purchase and sale of Life Settlement Policies for the Fund are made by the Advisor, subject to the supervision of the Board.  Most Life Settlement Policies are offered through a competitive bidding process.  The Advisor will generally bid for Life Settlement Policies that meet certain criteria, taking into account the Fund's investment objectives.  The bid price (total outlay including fees and costs) is computed using the information provided in the Life Settlement Policy contract, the medical underwriting report and the insurance company premium illustration, in order to estimate an acceptable internal rate of return from the Life Settlement Policy for the Fund.  The Advisor will be advised of the bids received from competitors and will be asked to review its bid should the original bid not be successful.  The Advisor will continuously monitor its bidding strategies to ensure Life Settlement Policies are purchased at the lowest possible prices.  When the Advisor approves the acquisition of a Life Settlement Policy, it will authorize the preparation of a policy purchase and sales agreement, which will be forwarded to U.S. Bank, the Fund's custodian, once it is finalized.
Guaranteed Interval Payments Transactions
Decisions regarding the purchase and sale of Guaranteed Interval Payments for the Fund are made by the Advisor, subject to the supervision of the Board.  Most Guaranteed Interval Payments are offered through a competitive bidding process.  The Advisor will generally bid for Guaranteed Interval Payments that meet certain criteria, taking into account the Fund's investment objectives.  The bid price (total outlay including fees and costs) is computed using the information provided in the Guaranteed Interval Payments contract, in order to estimate an acceptable internal rate of return from the Guaranteed Interval Payment for the Fund.  The Advisor will be advised of the bids received from competitors and will be asked to review its bid should the original bid not be successful.  The Advisor will continuously monitor its bidding strategies to ensure Guaranteed Interval Payments are purchased at the lowest possible prices.  When the Advisor approves the acquisition of a Guaranteed Interval Payments, it will authorize the preparation of a policy purchase and sales agreement, which will be forwarded to [●], the Fund's custodian, once it is finalized.
18

Other Portfolio Securities Transactions
Transactions in equity securities for the Fund will occur on domestic stock exchanges.  Transactions on stock exchanges involve the payment of brokerage commissions.  Such commissions are negotiated.  In the case of securities in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.  Over-the-counter transactions will generally be placed directly with a principal market maker, although the Fund may place an over-the-counter order with a broker dealer if a better price (including commission) and execution are available.  It is anticipated that most purchase and sale transactions involving debt securities will be with the issuer or an underwriter or with major dealers in such securities acting as principals.  Such transactions are normally effected on a net basis and generally do not involve payment of brokerage commissions.  However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter.  Purchases or sales from dealers will normally reflect the spread between the bid and ask price.
In selecting brokers to effect transactions on behalf of the Fund, the Advisor seeks to obtain the best price and execution, taking into account factors such as price, size of order, difficulty of execution and operational facilities of a brokerage firm, and the scope and quality of brokerage services provided.  Although the Advisor will generally seek reasonably competitive commission rates, the Advisor will not necessarily pay the lowest commission available on each transaction. The Advisor does not have an obligation to deal with any broker or group of brokers in executing transactions in portfolio securities.
Consistent with the principle of seeking best price and execution, the Advisor may place brokerage orders on behalf of the Fund with brokers that provide supplemental research, market and statistical information, including advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor to the Fund and other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long-term.  In no instance, however, will the Fund's securities be purchased from or sold to the Advisor or its respective affiliates, except to the extent permitted by the SEC or by applicable law.  Information and research received from such brokers will be in addition to, and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement. The expenses of the Advisor are not necessarily reduced as a result of the receipt of this supplemental information, which may be useful to the Advisor or its respective affiliates in providing services to clients other than the Fund.  In addition, not all of the supplemental information is used by the Advisor in connection with the Fund.  Conversely, the information provided to the Advisor or its affiliates by brokers or dealers through which other clients of the Advisor or its respective affiliates effect securities transactions may be useful to the Advisor in providing services to the Fund.
19

The Fund has not commenced operations as of the date of this SAI and thus has not paid any brokerage commissions.
Portfolio Turnover
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 37%).  To the extent that the Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund and may result in a greater number of taxable transactions.
20

TAXATION
The Fund is taxable as a C corporation under subchapter C of the Internal Revenue Code of 1986, as amended (the "Code"), and is therefore subject to corporate-level federal income tax on all of its income at regular corporate federal income tax rates.  Currently, the maximum corporate federal income tax rate is 21%.  As a C corporation, the Fund may use ordinary losses to offset net capital gains and may carry-forward and carry-back net operating losses.
The Fund will not qualify as a regulated investment company ("RIC") under Subchapter M of the Code because it will not satisfy the source-of-income ("Good Income") requirement applicable to RICs.  The Good Income requirement mandates that the Fund, in order to qualify as a RIC, would have to receive 90% or more of its income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies.  Based on current authorities, the income earned by the Fund from Life Settlement Policies will not constitute qualifying income under the Good Income test, and therefore the Fund does not qualify as a RIC.  As a result, the Fund will not obtain the advantages of the elimination (or, in some cases, reduced rate) of entity-level taxation applicable to RICs.  As a C corporation, the Fund is not permitted to deduct any dividends paid to shareholders in computing its federal taxable income.  However, as a C corporation, the Fund is not subject to the annual distribution requirements applicable to RICs, nor is it subject to the federal excise taxes specifically applicable to RICs.
Any distributions from the Fund to the shareholders will be taxable as follows.  First, as ordinary income to the extent of the investor's ratable share of the Fund's current and accumulated earnings and profits.  For noncorporate shareholders, these Fund distributions should constitute "qualified dividends"  eligible for taxation at the rates applicable to long-term capital gains (current maximum of 20%) if the noncorporate shareholder meets certain holding period requirements with respect to his or her Fund shares.  To the extent any distribution exceeds the Fund's current and accumulated earnings and profits, such distribution will be treated as (i) tax free return of capital to the extent of the shareholder's basis in his or her Fund shares (with a corresponding reduction in basis, but not below zero), with (ii) the remaining balance of such distribution, if any, taxed as if resulting from the sale or exchange of the shareholder's underlying Fund shares, which would generally result in capital gain for the shareholder (either short-term or long-term, depending upon the shareholder's holding period for the underlying Fund shares).  Subject to certain limitations under the Code, distributions from the Fund to corporate shareholders should qualify for the intercorporate dividends-received deduction.  Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year.
21

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption and how long the shares were held by a shareholder.  If you purchase Fund shares within 30 days before or after selling, exchanging, or redeeming other Fund shares at a loss, all or part of your loss will not be deductible and will instead increase the basis of the newly-purchased shares.
Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with the shareholder's correct taxpayer identification number and certain certifications or if the Fund receives notification from the Internal Revenue Service requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder's distributions and redemption proceeds (currently at a rate of 28% for U.S. residents).  Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate of 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.
The foregoing briefly summarizes some of the important U.S. federal income tax consequences to shareholders of investing in the Shares and reflects the federal tax law as of the date of this SAI.  This section is not intended to be a full discussion of U.S. federal tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular shareholder. You are urged to consult your own tax adviser.
22

FINANCIAL STATEMENTS
There are no financial statements since the Fund has not commenced operations as of the date of this SAI.
23

 SCS INSURANCE OPPORTUNITIES FUND
PART C
OTHER INFORMATION
Item 25.	Financial Statements and Exhibits

(1) Financial Statements

Reference is made to the financial statements of the Registrant (included in Part B of the Registrant's Registration Statement) to be filed by amendment.

(2) Exhibits

See "Exhibit Index."

Item 26.	Marketing Arrangements

Reference is made to the Form of Distribution Agreement (Exhibit h) to be filed by amendment.

Item 27.	Other Expenses of Issuance and Distribution

The approximate expenses in connection with the Offering are as follows:

Registration and Filing Fees	$12,450
Placement Agent's Expense Reimbursement	[●]
Printing	[●]
Accounting Fees and Expenses	[●]
Legal Fees and Expenses	[●]
Miscellaneous Expenses	[●]
Total	$[●]

Item 28.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 29.	Number of Holders of Securities

Set forth below is the number of record holders as of [●], 2018 of each class of securities of the Registrant:

Title of Class	Number of Record Holders

Common Shares of Beneficial Interest	[●]
Item 30.	Indemnification
        Reference is made to Section 2 of Article VII of the Registrant's Agreement and Declaration of Trust (the "Declaration of Trust"), filed herewith as Exhibit a.2, and Article XIV of the Registrant's By-Laws, filed herewith as Exhibit b.  Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking:  "Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer, or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."
        The Registrant hereby undertakes that it will apply the indemnification provisions of the Declaration of Trust and By-Laws in a manner consistent with Investment Company Act Release No. 11330, "Indemnification by Investment Companies," so long as the interpretation therein of Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), remains in effect.
        The Registrant will maintain insurance on behalf of any person who is an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position.  However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.
Item 31.	Business and Other Connections of Investment Adviser
        Besides serving as investment advisor to the Registrant, Sentinel Capital Solutions, Inc. (the "Advisor") is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.  The principal business address of the Advisor is 38 S. Potomac Street, Suite 203, Hagerstown, Maryland 21740.  Information regarding the business, profession, vocation or employment of a substantial nature of the Advisor's directors and officers is hereby incorporated by reference to the information contained under "Management" in Part B of the Registration Statement and Part I of the Advisor's Uniform Application for Investment Adviser Registration ("Form ADV") on file with the SEC.  The Adviser's Form ADV, Part I, may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.	Location of Accounts and Records
        The books and records required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained in the following locations:

Records Relating to:	Are Located at:

Registrant's Investment Advisor	Sentinel Capital Solutions, Inc. 38 S. Potomac Street, Suite 203 Hagerstown, Maryland 21740

Registrant's Placement Agent	Alexander Capital L.P. 17 State Street New York, NY 10004

Registrant's Custodian	[●]
[●] [●]
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	The Nottingham Company, Inc. 116 S Franklin Street, PO Box 69 Rocky Mount, NC 27802
Item 33.	Management Services
        All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 34.	Undertakings

1.	The Registrant undertakes to suspend the offering of its shares until it amends its Prospectus if: (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement; or (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

2.
The Registrant undertakes to file a post-effective amendment with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons in accordance with Section 14(a)(3) of the 1940 Act.

3.	Not applicable.
4.	The Registrant undertakes:

a.
to file, during any period in which offers or sales are being made, a post-effective amendment to the Registration Statement:  (1) to include any prospectus required by Section 10(a)(3) of the Securities Act; (2) to reflect in the Prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and (3) to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement;

b.	that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c.	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

d.	that, for the purpose of determining liability under the Securities Act to any purchaser, if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the Registration Statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the Registration Statement or made in a document incorporated or deemed incorporated by reference into the Registration Statement or prospectus that is part of the Registration Statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the Registration Statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

e.	that, for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this Registration Statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act; (2) the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.	The Registrant undertakes that:

	a.	for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

	b.	for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hagerstown and State of Maryland on the 2nd day of  March, 2018.

SCS INSURANCE OPPORTUNITIES FUND (Registrant)

By:  /s/ Cort Meinelschmidt
Cort Meinelschmidt
President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on March 2, 2018  by the following person in the capacities indicated.

Signature	Title

/s/ Cort Meinelschmidt Cort Meinelschmidt	President, Treasurer, and Trustee

/s/ Daniel J. O'Conner	Trustee
Daniel O' Conner

/s/ Donald Deans	Trustee
Donald Deans

EXHIBIT INDEX
Exhibit No.	Exhibit	Incorporated by Reference to	Filed Herewith

(a.1)	Certificate of Trust		X
(a.2)	Agreement and Declaration of Trust		X
(b)	By-Laws		X
(c)	Voting Trust Agreement – Not Applicable
(d)	Instruments Defining the Rights of Security Holders – Incorporated by reference to the Agreement and Declaration of Trust (Exhibit a.2) and By-Laws (Exhibit b)
(e)	Dividend Reinvestment Plan – Not Applicable
(f)	Instruments Defining the Rights of Long-Term Debt Holders – Not Applicable
(g)	Investment Advisory Agreement Between Registrant and Sentinel Capital Solutions, Inc.*
(h)	Form of Distribution Agreement*
(i)	Bonus or Profit Sharing Contracts – Not Applicable
(j)	Form of Custody Agreement*
(k.1)	Form of Fund Administration Servicing Agreement*
(k.2)	Form of Fund Accounting Servicing Agreement*
(k.3)	Form of Transfer Agent Servicing Agreement*
(l)	Opinion and Consent of Counsel*

(m)	Non-Resident Consent to Service of Process – Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm*
(o)	Omitted Financial Statements – Not Applicable
(p)	Initial Subscription Agreement*
(q)	Model Plan – Not Applicable
(r.1)	Code of Ethics of Registrant*
(r.2)	Code of Ethics of Advisor*
(r.3)	Code of Ethics of Placement Agent*

____________________
* To be filed by amendment.